As filed with the Securities and Exchange Commission on April 30, 2001
                                                        ------------------------
                                                     Registration No. 333 -26209
                                                                      811 -08197

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

--------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.
                                                   -----

                       Post-Effective Amendment No.   5
                                                    -----

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No.    6
                                            ------

                             SEPARATE ACCOUNT VA A
                         ----------------------------
                          (Exact Name of Registrant)


                      PFL LIFE VARIABLE ANNUITY ACCOUNT A
                      -----------------------------------
                          (Former Name of Registrant)



                      TRANSAMERICA LIFE INSURANCE COMPANY
                    --------------------------------------
                              (Name of Depositor)


                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                           (Former Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire
                           PFL Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies


It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
_______

   X      on May 1, 2001 pursuant to paragraph (b) of Rule 485
_______      ___________

_______   60 days after filing pursuant to paragraph (a)(1) of Rule 485

_______   on __________ pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                 THE ATLAS
                                             PORTFOLIO BUILDER VARIABLE ANNUITY
                                                                 Issued Through

                                                     SEPARATE ACCOUNT VA A
                                                                             by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus
May 1, 2001

This annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), formerly PFL Life Insurance Company, and twenty-seven underlying fund portfolios offered by various underlying funds. You can chose any combination of the investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policy and the underlying funds. Please read them carefully before you invest and keep then for future reference.

If you would like more information about the Atlas Portfolio Builder Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call Atlas Securities, Inc. (Atlas) at (800) 933-2852 or write to 794 Davis Street, San Leandro, CA 94577. You may also write Transamerica at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the policies and the underlying funds:
 .  are not deposits
 .  are not FDIC insured
 .  are not endorsed by World Savings
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of principal

ATLAS INSURANCE TRUST

Managed by Atlas Advisers, Inc.

 Atlas Balanced Growth Portfolio

AEGON/TRANSAMERICA SERIES FUND, INC. ("A/T")
Subadvised by Janus Capital Corporation
 Janus Growth (A/T)
Subadvised by Van Kampen Asset Management Inc.
 Van Kampen Emerging Growth
Subadvised by Fred Alger Management, Inc.
 Alger Aggressive Growth

AIM VARIABLE INSURANCE FUNDS

Managed by A I M Advisors, Inc.
 AIM V.I. Growth Fund
 AIM V.I. Growth and Income Fund
 AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.--CLASS B
Managed by Alliance Capital Management L.P.
 Alliance Growth Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.--INITIAL CLASS
Managed by The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND--INITIAL CLASS
Managed by The Dreyfus Corporation
 Dreyfus VIF--Appreciation Portfolio
 Dreyfus VIF--Disciplined Stock Portfolio
 Dreyfus VIF--Growth and Income Portfolio
 Dreyfus VIF--Quality Bond Portfolio
 Dreyfus VIF--Small Cap Portfolio

ENDEAVOR SERIES TRUST

Subadvised by The Dreyfus Corporation

 Dreyfus Small Cap Value Portfolio
Subadvised by Capital Guardian Trust Company
 Capital Guardian Value Portfolio
Subadvised by T. Rowe Price Associates, Inc.
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio

FEDERATED INSURANCE SERIES
Managed by Federated Investment
Management Company
 Federated High Income Bond Fund II
 Federated Utility Fund II

JANUS ASPEN SERIES--SERVICE SHARES
Managed by Janus Capital Corporation
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Balanced Portfolio
 Janus Aspen--Growth Portfolio
 Janus Aspen--International Growth Portfolio

 Janus Aspen--Worldwide Growth Portfolio

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   8

EXAMPLES...................................................................  10

1.THE ANNUITY POLICY.......................................................  12

2.PURCHASE.................................................................  12
  Policy Issue Requirements................................................  12
  Premium Payments.........................................................  12
  Initial Premium Requirements.............................................  12
  Additional Premium Payments..............................................  12
  Allocation of Premium Payments........................................... 13
  Policy Value.............................................................  13

3.INVESTMENT CHOICES.......................................................  13
  The Separate Account.....................................................  13
  The Fixed Account........................................................  14
  Transfers................................................................  15

4.PERFORMANCE..............................................................  15

5.EXPENSES.................................................................  16
  Surrender Charges........................................................  16
  Excess Interest Adjustment...............................................  17
  Mortality and Expense Risk Fee...........................................  17
  Administrative Charges...................................................  17
  Premium Taxes............................................................  17
  Federal, State and Local Taxes...........................................  17
  Transfer Fee.............................................................  17
  Portfolio Fees and Expenses..............................................  17

6.FAMILY PROTECTION
  FEATURE..................................................................  17
  When We Pay A Death Benefit..............................................  18
  When We Do Not Pay A Death Benefit.......................................  18
  Amount of Death Benefit..................................................  18
  Guaranteed Minimum Death Benefit.........................................  19
  Adjusted Partial Surrender...............................................  19

7.ACCESS TO YOUR MONEY.....................................................  19
  Surrenders...............................................................  19
  Delay of Payment and Transfers...........................................  20
  Excess Interest Adjustment...............................................  20

                                                                           Page

8.ANNUITY PAYMENTS
  (THE INCOME PHASE)......................................................  20
  Annuity Payment Options.................................................  21

9.TAXES...................................................................  22
  Annuity Policies in General.............................................  22
  Qualified and Nonqualified Policies.....................................  22
  Surrenders--Qualified Policies..........................................  23
  Surrenders--403(b) Policies.............................................  23
  Diversification and Distribution Requirements...........................  23
  Surrenders--Nonqualified Policies.......................................  23
  Taxation of Death Benefit Proceeds......................................  24
  Annuity Payments........................................................  24
  Annuity Contracts Purchased by Nonresident Aliens And Foreign
   Corporations...........................................................  24
  Transfers, Assignments or Exchanges of Policies.........................  25
  Possible Tax Law Changes................................................  25

10.ADDITIONAL FEATURES....................................................  25
  Systematic Payout Option................................................  25
  Nursing Care and Terminal Condition Withdrawal Option...................  25
  Telephone Transactions..................................................  25
  Dollar Cost Averaging Program...........................................  26
  Asset Rebalancing.......................................................  26

11.OTHER INFORMATION......................................................  26
  Ownership...............................................................  26
  Assignment..............................................................  26
  Transamerica Life Insurance Company.....................................  26
  The Separate Account....................................................  27
  Mixed and Shared Funding................................................  27
  Exchanges and Reinstatements............................................  27
  Voting Rights...........................................................  28
  Distributor of the Policies.............................................  28
  Variations in Policy Provisions.........................................  28
  Insurance Marketplace Standards Association.............................  28
  Legal Proceedings.......................................................  29
  Financial Statements....................................................  29

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............  29

APPENDIX A
  Condensed Financial Information.........................................  30

APPENDIX B
  Historical Performance Data.............................................  33

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Partial Surrender (referred to adjusted partial withdrawal in your policy)--The adjusted partial surrender is:

 . the gross partial surrender, [gross partial surrender = requested surrender--excess interest adjustment + surrender charges on (excess partial surrender--excess interest adjustment)]; multiplied by

 . the adjustment factor, which is the current death benefit prior to surrender divided by the current policy value prior to surrender.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge.

Cumulative Free Percentage--The percentage (as applied to the cumulative premium payments) which is available to the owner free of any surrender charge.

Excess Interest Adjustment--An adjustment that can either decrease or increase the amount to be received by the owner upon full or partial surrenders, transfers out of guaranteed period options or commencement of annuity payments from the guaranteed period options of the fixed account. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which premium payments may be paid or amounts transferred.

One Year Fixed Option--An account in the fixed account into or from which premium payments may be paid or amounts transferred, and which may be used for dollar cost averaging, asset rebalancing, other transfers and partial surrenders.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date--The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .  premium payments; minus

 .  partial surrenders (including the net effect of any applicable excess interest adjustment and surrender charges on such surrenders); plus
 .  interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus

 .  losses in the separate account; minus
 .  any applicable premium or other taxes and transfer fees, if any.

Separate Account--Separate Account VA A, formerly PFL Life Variable Annuity Account A, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

                            (Note: The SAI contains
                          a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

THE ANNUITY POLICY

The flexible premium variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) through Atlas Securities, Inc. (Atlas) provides a way to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers twenty-seven subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferral feature is most attractive to people in high federal and state tax brackets and is of no value when the policy is purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with the policy. You should consider whether the features and benefits of the policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this policy appropriate for your needs.

PURCHASE

You can buy a nonqualified policy with a premium payment of $5,000 or more and a qualified policy with $2,000 or more, under most circumstances. You can add as little as $500 at any time during the accumulation phase.

INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the attached underlying fund prospectuses:

Managed by Atlas Advisers, Inc.
Atlas Balanced Growth Portfolio

Subadvised by Janus Capital Corporation

Janus Growth (A/T)

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

Subadvised by Fred Alger Management, Inc.

Alger Aggressive Growth

Managed by A I M Advisors, Inc.
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund

Managed by Alliance Capital Management L.P.

Alliance Growth Portfolio--Class B

Alliance Premier Growth Portfolio--Class B

Alliance Technology Portfolio--Class B

Managed or Subadvised* by The Dreyfus Corporation

The Dreyfus Socially Responsible Growth Fund, Inc.--Initial Class

Dreyfus VIF--Appreciation Portfolio-- Initial Class

Dreyfus VIF--Disciplined Stock Portfolio-- Initial Class

Dreyfus VIF--Growth and Income Portfolio--Initial Class

Dreyfus VIF--Quality Bond Portfolio-- Initial Class

Dreyfus VIF--Small Cap Portfolio--Initial Class

Endeavor--Dreyfus Small Cap Value Portfolio*

Subadvised by Capital Guardian Trust Company

Capital Guardian Value Portfolio

Subadvised by T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio

Managed by Federated Investment

Management Company
Federated High Income Bond Fund II
Federated Utility Fund II

Managed by Janus Capital Corporation

Janus Aspen--Aggressive Growth Portfolio-- Service Shares

Janus Aspen--Balanced Portfolio-- Service Shares

Janus Aspen--Growth Portfolio--Service Shares

Janus Aspen--International Growth Portfolio-- Service Shares

Janus Aspen--Worldwide Growth Portfolio-- Service Shares

You can make or lose money in any of the underlying fund portfolios.

You may also allocate your premium payments to the fixed account.

You can transfer money between any of the investment choices within certain limits. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

Transamerica may apply a surrender charge of up to 7% of premium payments withdrawn within five years after the policy date. After the fifth policy year, no surrender charges apply. To calculate surrender charges, we consider the premium you paid to come out before any earnings. Additional premium payments do not extend the surrender charge period.

Full surrenders and partial surrenders from the guaranteed period options of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.40% per year from the assets in each subaccount.

We will deduct state premium taxes, which currently range from 0% to 2.35%, when annuity payments begin, upon total surrender, or payment of a death benefit, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying funds.

FAMILY PROTECTION FEATURE

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

The death benefit is the greatest of:

 .  policy value;
 .  pcash value; or
 .  the guaranteed minimum death benefit.

If the annuitant is younger than age 75 on the policy date, the guaranteed minimum death benefit is the greater of:

 .  5% Annually Compounding
 .  Annual Step-Up

If the annuitant is age 75 or older on the policy date, the guaranteed minimum death benefit is a Return of Premium.

ACCESS TO YOUR MONEY

You can take out $250 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of your cumulative premium payments free of surrender charges each policy year. The percentage that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in following policy years. Amounts withdrawn in excess of the cumulative free percentage may be subject to a surrender charge. Also, surrenders from the fixed account in excess of the cumulative interest credited will be subject to an excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified plans may be restricted or limited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive an income under one of five annuity payment options. You can choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . Systematic Payout Option. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . Nursing Care and Terminal Condition Withdrawal Option. Under certain medically related circumstances, we will allow you to surrender or partially withdraw your money without a surrender charge and excess interest adjustment.

 . Telephone Transactions. You may make transfers and/or change the allocation of additional premium payments by telephone.

 . Dollar Cost Averaging. You can arrange to have a certain amount of money automatically transferred from the fixed account, either monthly or quarterly, into your choice of subaccounts.

 . Asset Rebalancing. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts.

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be permitted by state law.The amount of the refund generally will be the policy value, although amounts allocated to the fixed account will receive a return of premium. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.
INQUIRIES

If you need more information, please contact us at:

  Atlas Securities, Inc.
  794 Davis Street
  San Leandro, CA 94577

  Transamerica Life Insurance Company
  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  4333 Edgewood Road NE
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------


      Policy Owner Transaction Expenses
-------------------------------------------
  Sales Load On Purchase Payments...      0
  Maximum Surrender Charge
  (as a % of Premium Payments
   Surrendered)(/1/)................     7%
  Service Charge....................   None
  Transfer Fee(/2/)................. $0-$10

   Separate Account Annual Expenses
  (as a percentage of average account
                value)
-------------------------------------------
Mortality and Expense Risk Fee.....   1.25%
Administrative Charge..............   0.15%
                                      -----
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES....................   1.40%

--------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/3/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

--------------------------------------------------------------------------------

                                                                        Total
                                        Management/            Rule   Portfolio
                                       Administrative  Other   12b-1   Annual
                                            Fees      Expenses Fees   Expenses
-------------------------------------------------------------------------------
  Atlas Balanced Growth
   Portfolio(/4/)....................       0.25%       0.25%    --     0.50%
  Janus Global (A/T)(/5/)............       0.80%       0.09%    --     0.89%
  Janus Growth (A/T).................       0.78%       0.04%    --     0.82%
  Van Kampen Emerging Growth.........       0.80%       0.05%    --     0.85%
  Alger Aggressive Growth............       0.80%       0.06%    --     0.86%
  AIM V.I. Growth Fund...............       0.61%       0.22%    --     0.83%
  AIM V.I. Growth and Income Fund....       0.60%       0.24%    --     0.84%
  AIM V.I. Value Fund................       0.61%       0.23%    --     0.84%
  Alliance Growth Portfolio--Class
   B.................................       0.75%       0.08%  0.25%    1.08%
  Alliance Premier Growth Portfolio--
   Class B...........................       1.00%       0.05%  0.25%    1.30%
  Alliance Technology
   Portfolio(/6/)--Class B...........       0.99%       0.07%  0.25%    1.31%
  The Dreyfus Socially Responsible
   Growth Fund, Inc.--Initial Class..       0.75%       0.03%    --     0.78%
  Dreyfus VIF--Appreciation
   Portfolio--Initial Class..........       0.75%       0.03%    --     0.78%
  Dreyfus VIF--Disciplined Stock
   Portfolio--Initial Class..........       0.75%       0.06%    --     0.81%
  Dreyfus VIF--Growth and Income
   Portfolio--Initial Class..........       0.75%       0.03%    --     0.78%
  Dreyfus VIF--Quality Bond
   Portfolio--Initial Class..........       0.65%       0.07%    --     0.72%
  Dreyfus VIF--Small Cap Portfolio--
   Initial Class.....................       0.75%       0.03%    --     0.78%
  Endeavor--Dreyfus Small Cap Value
   Portfolio(/7/)....................       0.80%       0.11%  0.35%    1.26%
  Capital GuardianValue
   Portfolio(/7/)....................       0.81%       0.10%  0.02%    0.93%
  T. Rowe Price Equity Income
   Portfolio.........................       0.80%       0.10%    --     0.90%
  T. Rowe Price Growth Stock
   Portfolio(/7/)....................       0.80%       0.10%  0.01%    0.91%
  FederatedHigh Income Bond Fund
   II(/8/)...........................       0.60%       0.16%    --     0.76%
  Federated Utility Fund II(/8/).....       0.75%       0.16%    --     0.91%
  Janus Aspen--Aggressive Growth
   Portfolio-- Service Shares(/9/)...       0.65%       0.02%  0.25%    0.92%
  Janus Aspen--Balanced Portfolio--
   Service Shares(/9/)...............       0.65%       0.02%  0.25%    0.92%
  Janus Aspen--Growth Portfolio--
   Service Shares(/9/)...............       0.65%       0.02%  0.25%    0.92%
  Janus Aspen--International Growth
   Portfolio-- Service Shares(/9/)...       0.65%       0.06%  0.25%    0.96%
  Janus Aspen--Worldwide Growth
   Portfolio-- Service Shares(/9/)...       0.65%       0.05%  0.25%    0.95%

(/1/) The surrender charge decreases based on the number of years since the policy date, from 7% in the first policy year to 0% in the sixth policy year. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge and transfer fee, if any are imposed, apply to each policy, regardless of how policy value is allocated among the separate account and the fixed account. Separate account annual expenses do not apply to the fixed account.

(/2/) The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. Separate account annual expenses do not apply to the fixed account.

(/3/) The fee table information of the underlying funds was provided to Transamerica by the underlying funds, and Transamerica has not and cannot independently verify the accuracy and completeness of such information. Therefore, Transamerica disclaims any all liablity for such information. Actual future expenses of the funds may be greater or less than those shown in the Table. The expenses are for the fiscal year ended December 31, 2000, unless otherwise stated.

(/4/) Atlas Advisers, Inc. has agreed to reduce its advisory fee and assume expenses of the Balanced Growth Portfolio to the extent necessary to limit the Portfolio's total direct annual operating expenses to 0.50%. The Portfolio will also indirectly bear its pro rata share of fees and expenses incurred by the underlying Atlas Funds.

  The prospectus for the Atlas Balanced Growth Portfolio provides specific information on the fees and expenses of the Portfolio and the expense ratios for each of the underlying Atlas Funds in which the Portfolio will invest. The range of the average weighted expense ratio for the Portfolio, including such indirect expenses is expected to be 1.62% to 1.70%. A range is provided since the average assets of the Portfolio invested in each of the underlying Atlas Funds will fluctuate. Without fee reductions and expense absorptions by Atlas Advisers, during the fiscal period ended December 31, 2000, the Portfolio's ratio of expenses to average net assets would have been 0.79%.

(/5/) Effective September 1, 2000, the Janus Global portfolio (A/T) was closed to new investors.

(/6/) Total Portfolio Annual Expenses before waivers and expense reimbursements for the Alliance Technology Portfolio was 1.33%.

(/7/) The Board of Trustees of Endeavor Series Trust (the "Trust") has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the SEC believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any Owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

(/8/) Total Portfolio Annual Expenses before waivers for the Federated High
      Income Bone Fund II and the Federated Utility Fund II were 1.01% and 1.16%, respectively.

(/9/) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any expense offset arrangements.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable subaccount:

The expenses reflect a mortality and expense risk fee of 1.25% for the guaranteed minimum death benefit, which is the greater of the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit.

                                                           If the Policy is
                                                       annuitized at the end of
                                  If the Policy is       the applicable time
                               surrendered at the end  period or if the Policy
                               of the applicable time      is still in the
                                      period.            accumulation phase.
                                   --------------------------------------------
                                1      3     5    10     1      3     5    10
  Subaccounts                  Year  Years Years Years  Year  Years Years Years
-------------------------------------------------------------------------------
  Atlas Balanced Growth(/1/)   $82   $102  $123  $222   $19    $60  $103  $222
-------------------------------------------------------------------------------
  Janus Global (A/T)           $86   $114  $143  $263   $23    $72  $123  $263
-------------------------------------------------------------------------------
  Janus Growth (A/T)           $86   $111  $139  $255   $23    $69  $119  $255
-------------------------------------------------------------------------------
  Van Kampen Emerging Growth   $86   $112  $140  $258   $23    $70  $120  $258
-------------------------------------------------------------------------------
  Alger Aggressive Growth      $86   $113  $141  $260   $23    $71  $121  $260
-------------------------------------------------------------------------------
  AIM V.I. Growth Fund         $86   $112  $139  $256   $23    $70  $119  $256
-------------------------------------------------------------------------------
  AIM V.I. Growth and Income
   Fund                        $86   $112  $140  $257   $23    $70  $120  $257
-------------------------------------------------------------------------------
  AIM V.I. Value Fund          $86   $112  $140  $257   $23    $70  $120  $257
-------------------------------------------------------------------------------
  Alliance Growth--Class B     $88   $119  $152  $282   $25    $77  $132  $282
-------------------------------------------------------------------------------
  Alliance Premier Growth--
   Class B                     $90   $126  $163  $303   $27    $84  $143  $303
-------------------------------------------------------------------------------
  Alliance Technology--Class
   B                           $90   $126  $163  $304   $27    $84  $143  $304
-------------------------------------------------------------------------------
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc.--Initial Class   $85   $110  $137  $251   $22    $68  $117  $251
-------------------------------------------------------------------------------
  Dreyfus VIF--
   Appreciation--Initial
   Class                       $85   $110  $137  $251   $22    $68  $117  $251
-------------------------------------------------------------------------------
  Dreyfus VIF--Disciplined
   Stock--Initial Class        $85   $111  $138  $254   $22    $69  $118  $254
-------------------------------------------------------------------------------
  Dreyfus VIF--Growth and
   Income--Initial Class       $85   $110  $137  $251   $22    $68  $117  $251
-------------------------------------------------------------------------------
  Dreyfus VIF--Quality
   Bond--Initial Class         $85   $108  $134  $245   $22    $66  $114  $245
-------------------------------------------------------------------------------
  Dreyfus VIF--Small Cap--
   Initial Class               $85   $110  $137  $251   $22    $68  $117  $251
-------------------------------------------------------------------------------
  Endeavor--Dreyfus Small
   Cap Value                   $90   $125  $161  $299   $27    $83  $141  $299
-------------------------------------------------------------------------------
  Capital Guardian Value       $87   $115  $145  $267   $24    $73  $125  $267
-------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                      $86   $114  $143  $264   $23    $72  $123  $264
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock   $86   $114  $144  $265   $23    $72  $124  $265
-------------------------------------------------------------------------------
  Federated High Income Bond
   Fund II                     $85   $110  $136  $249   $22    $68  $116  $249
-------------------------------------------------------------------------------
  Federated Utility Fund II    $86   $114  $144  $265   $23    $72  $124  $265
-------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth                      $87   $114  $144  $266   $24    $72  $124  $266
-------------------------------------------------------------------------------
  Janus Aspen--Balanced        $87   $114  $144  $266   $24    $72  $124  $266
-------------------------------------------------------------------------------
  Janus Aspen--Growth          $87   $114  $144  $266   $24    $72  $124  $266
-------------------------------------------------------------------------------
  Janus Aspen--International
   Growth                      $87   $116  $146  $270   $24    $74  $126  $270
-------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth                      $87   $115  $146  $269   $24    $73  $126  $269

(/1/) These examples do not include the portion of the expenses incurred by each of the underlying Atlas Funds which are indirectly borne by the Portfolio.

The above table will assist you in understanding the costs and expenses of the policy and the underlying funds that you will bear, directly or indirectly. These include the 2000 expenses of the underlying funds unless otherwise stated. In addition to the expenses listed above, premium taxes, currently ranging from 0% to 2.35% of premium payments may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

1. THE ANNUITY POLICY

This prospectus describes the Atlas Portfolio Builder Variable Annuity policy offered by Transamerica Life Insurance Company through Atlas Securities, Inc.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $500 or more, until the annuity commencement date. However, you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable portion. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that Transamerica guarantees will not decrease during each one year period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

 .  Transamerica receives all information needed to issue the policy;

 .  Transamerica receives a minimum initial premium payment; and

 . owner and annuitant are age 80 or younger, however, Transamerica reserves the right to issue policies up to age 90.

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment must be at least:
 . $5,000 for nonqualified policies; and . $2,000 for qualified policies.

We allow premium payments up to a total of $1,000,000 without prior approval.

We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

Additional premium payments must be at least $500.

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant during the accumulation phase. We will credit additional premium payments to your policy as of the business day Transamerica receives your premium and required information at our administrative and service office. Additional premium payments must be received by Transamerica before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

You may change allocations for future additional premium payments by sending us written instructions or generally by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The separate account currently consists of twenty-seven subaccounts.

The subaccounts invest in shares of the underlying funds. The companies that provide investment management, investment advisory and administrative services for the underlying funds offered through this policy are listed below. The following investment choices are currently offered through this policy:

ATLAS ADVISERS, INC.
 Atlas Balanced Growth Portfolio

SUBADVISED BY JANUS CAPITAL CORPORATION

 Janus Growth (A/T)

VAN KAMPEN ASSET MANAGEMENT INC.

 Van Kampen Emerging Growth

FRED ALGER MANAGEMENT, INC.

 Alger Aggressive Growth

A I M ADVISORS, INC.
 AIM V.I. Growth Fund
 AIM V.I. Growth and Income Fund
 AIM V.I. Value Fund

ALLIANCE CAPITAL MANAGEMENT L.P.

 Alliance Growth Portfolio--Class B

 Alliance Premier Growth Portfolio--Class B

 Alliance Technology Portfolio--Class B

THE DREYFUS CORPORATION

 The Dreyfus Socially Responsible Growth Fund, Inc.--Initial Class

 Dreyfus VIF--Appreciation Portfolio-- Initial Class

 Dreyfus VIF--Disciplined Stock Portfolio--Initial Class

 Dreyfus VIF--Growth and Income Portfolio--Initial Class

 Dreyfus VIF--Quality Bond Portfolio-- Initial Class

 Dreyfus VIF--Small Cap Portfolio-- Initial Class
 Endeavor--Dreyfus Small Cap Value Portfolio

CAPITAL GUARDIAN TRUST COMPANY

 Capital Guardian Value Portfolio

T. ROWE PRICE ASSOCIATES, INC.
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio

FEDERATED INVESTMENT MANAGEMENT COMPANY
 Federated High Income Bond Fund II
 Federated Utility Fund II

JANUS CAPITAL CORPORATION
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Balanced Portfolio
 Janus Aspen--Growth Portfolio
 Janus Aspen--International Growth Portfolio

 Janus Aspen--Worldwide Growth Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

JANUS CAPITAL CORPORATION

 Janus Global (A/T)

The general public may not purchase these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying funds to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different funds or portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying funds.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

The fixed account currently consists of guaranteed period options and a one year fixed option.

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account are not registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Transamerica has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will never be less than 3% per year. At the end of an option period, the value in that period option will automatically be transferred into a new period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period.

Full and partial surrenders from a guaranteed period option of the fixed account (other than at the end of a guaranteed period) are subject to an excess interest adjustment. This adjustment will also be to amounts that you apply to an annuity payment option. However, surrenders from the one year fixed option of the fixed account will never be subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however.

You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount as often as you wish, within certain limitations as described below.

Transfers from the guaranteed period options of the fixed account are allowed only under the following circumstances:

 . Transfers at the end of a guaranteed period option, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in the guaranteed period option to another investment choice. No excess interest adjustment will apply to these transfers.
 . Transfers of amounts equal to interest credited to the guaranteed period options of the fixed account on a monthly, quarterly, semi-annual or annual basis. No excess interest adjustment will apply to these transfers. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Transfers from the one year fixed option to any of the other investment choices generally are permitted without an excess interest adjustment.

Each transfer from a subaccount must be at least $500, or the entire subaccount value. Transfers out of the fixed account of amounts equal to interest credited to the guaranteed period options of the fixed account must be at least $50. If less than $500 remains, then we reserve the right to include that amount in the transfer. Transfers must be received by Transamerica while the New York Stock Exchange is open to get same-day pricing of the transaction.

During the income phase of your policy, you may transfer values out of any subaccount up to four times per policy year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers generally may be made by telephone, subject to the limitations described under "Telephone Transactions."

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge in excess of 12 transfers per year may apply.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

The policy is not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit transfers by any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

4. PERFORMANCE

Transamerica and Atlas periodically advertise performance of the underlying funds. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain underlying funds, performance may be shown for the period commencing from the inception date of the underlying fund. These figures should not be interpreted to reflect actual historical performance of the separate account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value. Cash value is the policy value increased or decreased by any excess interest adjustment, if applicable, and decreased by any applicable surrender charge. We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses.

You can withdraw up to 10% of your cumulative premium payments each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you withdraw money in excess of the cumulative free percentage, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the first five policy years:

                    Surrender Charge
                   (as a percentage of
      Policy Year  premium withdrawn)
--------------------------------------
       1                    7%
--------------------------------------
       2                    7%
--------------------------------------
       3                    6%
--------------------------------------
       4                    5%
--------------------------------------
       5                    4%
--------------------------------------
      6+                    0%

Surrender charges are based only on policy years. No surrender charge will be applied after the fifth policy year. For example, an additional premium payment in policy year four would only be subject to a 5% surrender charge for one year and a 4% surrender charge for a second year.

The application of the cumulative free percentage is shown in the following example. Assume your premium payments total $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your cumulative free percentage of 20% that is available at that time, you would pay a surrender charge of $700 on the remaining $10,000 (7% of $30,000--$20,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $5,600 [7% of ($100,000--($100,000 x 20%)].

You receive the full amount of a requested partial surrender because we deduct any surrender charge and any applicable excess interest adjustment from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, premium payments are deemed to be withdrawn before earnings. After all premium payments are withdrawn, the remaining adjusted policy value may be withdrawn free from any surrender charges.

Surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option.

Excess Interest Adjustment

Surrenders of cash value from the guaranteed period options of the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. The mortality and expense risk fee is at an annual rate of 1.25% of assets. This fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This daily charge is equal to an annual rate of 0.15% of the daily net asset value of the separate account.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you elect to begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 2.35%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

Currently there is no charge for transfers. However, if you make more than 12 transfers per year before the annuity commencement date, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Annuity Policy Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.

6. FAMILY PROTECTION FEATURE

We will pay a death benefit to the beneficiary you name, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an amount payable under one of the annuity payment options or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

Distribution requirements apply upon the death of an owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:
 .  you are not the annuitant; and

 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid to the beneficiary upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:

 . the new owner must surrender the policy within five years of your death for the adjusted policy value.

NOTE CAREFULLY:

If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice Transamerica receives.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit, which is based on the age of the annuitant on the policy date. The death benefit will be the greatest of:
 . policy value on the date we receive the required information; or . cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

 . guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Death benefit payments may be subject to certain federal income tax requirements that are summarized in the SAI.

Guaranteed Minimum Death Benefit

If the annuitant(s) is younger than age 75 on the policy date, the guaranteed minimum death benefit is the greater of:

 . A 5% Annually Compounding Death Benefit. Total premium payments, less any adjusted partial surrenders, plus interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 76th birthday); or
 . An Annual Step-Up Death Benefit. On each policy anniversary before your 76th birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:
  . the largest policy value on the policy date or on any policy anniversary before you reach age 76; plus
  .  any premium payments you have made since then; minus

  .  any adjusted partial surrenders we have paid to you since then.

If the annuitant(s) is age 75 or older on the policy date, the guaranteed minimum death benefit is a Return of Premium.

IF:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;
THEN:
 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances (such as when the policy value is less than the guaranteed minimum death benefit immediately before the surrender), the adjusted partial surrender may be more than the amount of your surrender request. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI.

7. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:

 . by making a surrender (either a complete or partial surrender); or . by taking systematic payouts.

Surrenders

If you want to make a complete surrender, you will receive:

 .  the value of your policy; plus or minus
 .  any excess interest adjustment; minus
 .  surrender charges and premium taxes.

If you want to take a partial surrender, in most cases it must be for at least $250. You must tell us how you want the surrender to be allocated among the various investment choices.

You may take up to 10% of your cumulative premium payments free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges. Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 6, "Family Protection Feature," for more details.

Any amount withdrawn without a surrender charge being imposed (eg., nursing home & terminal condition withdrawal, required minimum distributions) will reduce the free amount available.

Surrenders may be subject to a surrender charge. Surrenders from the guaranteed period options of the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payment from the separate account if:

 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. An excess interest adjustment may also be made to amounts applied to an annuity payment option. At the time you request a surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

Generally, any amount withdrawn from a guaranteed period option during a policy year in excess of cumulative interest credited is subject to an excess interest adjustment.

There will be no excess interest adjustment on any of the following:
 .  nursing care and terminal condition withdrawals;

 . periodic surrenders of amounts equal to cumulative interest credited to the guaranteed period options of the fixed account;

 .  surrenders to satisfy any minimum distribution requirements;
 . systematic payout option payments, which do not exceed the cumulative interest credited to the guaranteed period options of the fixed account; and

 . surrenders, partial surrenders and transfers from the one year fixed option to any other investment choice.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may be made on amounts applied to an annuity payment option.

8. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, Transamerica reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

A charge for premium taxes and an excess interest adjustment, if applicable, may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and Transamerica agree to. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:

 . No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.

 . 10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.

 . Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options
3 and 5.

The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual net investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and
 .  the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment(s);
THEN:
 .  we may make only one (two, three, etc.) annuity payment(s).

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

9. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. The following discussion assumes the policy qualifies as an annuity for federal income tax purposes. Transamerica has included an additional discussion regarding taxes and the qualification of the policy as an annuity for tax purposes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information set forth herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:

 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender from a nonqualified policy during the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (Any excess interest adjustment resulting from a surrender may affect the amount on which you are taxed, but the treatment of excess interest adjustments is uncertain. You should consult a tax adviser if a surrender results in an excess intrerest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders that came out of premiums). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the Policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, designation, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your cumulative premium payments free of surrender charges. Payments that are less than the amount of cumulative interest credited to the guaranteed payment options of the fixed account, less any prior interest surrenders, are available without an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. There is no charge for this benefit.

Systematic payments may have tax consequences.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender under certain circumstances after you or your spouse has been:
 . confined in a hospital or nursing facility for 30 days in a row; or . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit. The minimum surrender under this option is $1,000.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone unless you elect otherwise on the application.

You will be required to provide certain information for identification purposes to Transamerica and Atlas when requesting a transaction by telephone and we may record your telephone call. Transamerica may also require written confirmation of your request. Neither Transamerica nor Atlas will be liable for following the instructions to telephone requests that they believe are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received by Transamerica and Atlas while the New York Stock Exchange is open to get same-day pricing of the transaction. This option may be discontinued at any time.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the one year fixed option into one or more variable subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

 .  the subaccounts into which money from the one year fixed account is to be transferred; and
 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at any time.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the one year fixed account for which we have not received complete and clear instructions will remain in the dollar cost averaging fixed account until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the one year fixed account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the one year fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time, free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. Asset rebalancing ignores amounts in the guaranteed period options of the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually based on the policy date.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy at any time during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company, formerly PFL Life Insurance Company, was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Separate Account VA A, formerly PFL Life Variable Annuity Account A, under the laws of the State of Iowa on February 17, 1997. The separate account receives and currently invests the premium payments under the policies that are allocated to the separate account for investment in shares of the underlying underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the prospectuses for the underlying funds for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may decide to surrender your policy and transfer your money directly to another life insurance company. You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. It was incorporated in Pennsylvania on March 12, 1986.

The policies are sold through registered representatives of Atlas. Commissions of up to 6.58% of premium payments will be paid to Atlas under its agreement with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also, in conjunction with Atlas, pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

 .  The administrative charge;

 .  The surrender charge;

 .  The mortality and expense risk fee;

 . Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and

 . Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

Insurance Marketplace Standards Association

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

Financial Statements

The financial statements of Transamerica and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy -- General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings

State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

                                      Accumulation Accumulation   Number of
                                       Unit Value   Unit Value   Accumulation
                                      at Beginning  at End of      Units at
  Subaccount                            of Year        Year      End of Year
------------------------------------------------------------------------------
  Atlas Balanced Growth
   2000..............................  $ 1.395432   $ 1.334475  15,771,118.212
   1999..............................  $ 1.093398   $ 1.395432  11,200,977.172
   1998..............................  $ 0.983756   $ 1.093398  11,389,300.902
   1997(/1/).........................  $ 1.000000   $ 0.983756   3,469,693.985
------------------------------------------------------------------------------
  Janus Growth (A/T)
   2000..............................  $50.230109   $35.200197   1,325,992.824
   1999..............................  $31.898334   $50.230109     925,560.693
   1998..............................  $19.665157   $31.898334     242,873.315
   1997(/1/).........................  $20.501671   $19.665157      12,277.088
------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2000..............................  $ 2.585245   $ 2.245771   7,708,953.531
   1999..............................  $ 1.277710   $ 2.585245   3,607,865.342
   1998..............................  $ 0.943400   $ 1.277710   1,179,122.693
   1997(/1/).........................  $ 1.000000   $ 0.943400     126,110.341
------------------------------------------------------------------------------
  Alger Aggressive Growth(/2/)
   2000..............................  $ 1.000000   $ 0.698100     823,576.590
------------------------------------------------------------------------------
  AIM V.I. Growth Fund(/2/)
   2000..............................  $ 1.000000   $ 0.734095   1,680,147.745
------------------------------------------------------------------------------
  AIM V.I. Growth and Income
   Fund(/2/)
   2000..............................  $ 1.000000   $ 1.406145     978,870,687
------------------------------------------------------------------------------
  AIM V.I. Value Fund(/2/)
   2000..............................  $ 1.000000   $ 1.365146     979,482.906
------------------------------------------------------------------------------
  Alliance Growth--ClassB(/2/)
   2000..............................  $ 1.000000   $ 0.814229     670,014.330
------------------------------------------------------------------------------
  Alliance Premier Growth--Class
   B(/2/)
   2000..............................  $ 1.000000   $ 0.785859   3,041,991.796
------------------------------------------------------------------------------
  Alliance Technology--ClassB(/2/)
   2000..............................  $ 1.000000   $ 0.646582   2,399,511.749
------------------------------------------------------------------------------
  The Dreyfus Socially Responsible
   Growth Fund, Inc.--
   Initial Class(/2/)
   2000..............................  $ 1.000000   $ 0.874215     359,643.238
------------------------------------------------------------------------------
  Dreyfus VIF--Appreciation--Initial
   Class
   2000..............................  $ 1.425253   $ 1.396483   7,731,018.402
   1999..............................  $ 1.296659   $ 1.425253   8,301,390.397
   1998..............................  $ 1.009698   $ 1.296659   3,327,523.150
   1997(/1/).........................  $ 1.000000   $ 1.009698     605,501.874
------------------------------------------------------------------------------
  Dreyfus VIF--Disciplined Stock--
   Initial Class
   2000..............................  $ 1.488843   $ 1.334075  12,209,394.998
   1999..............................  $ 1.274542   $ 1.488843  10,277,509.233
   1998..............................  $  1.19838   $ 1.274542   4,690,029.548
   1997(/1/).........................  $ 1.000000   $  1.19838     247,060.402

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning  at End of     Units at
  Subaccount                             of Year        Year      End of Year
------------------------------------------------------------------------------
  Dreyfus VIF--Growth and Income--
   Initial Class
   2000...............................  $1.262599    $1.198098   5,438,245.011
   1999...............................  $1.095299    $1.262599   4,806,549.375
   1998...............................  $0.993285    $1.095299   3,163,385.885
   1997(/1/)..........................  $1.000000    $0.993285     201,499.858
------------------------------------------------------------------------------
  Dreyfus VIF--Quality Bond--Initial
   Class
   2000...............................  $1.053187    $1.155013   3,844,443.925
   1999...............................  $1.066053    $1.053187   5,188,912.039
   1998...............................  $1.024710    $1.066053   4,940,300.961
   1997(/1/)..........................  $1.000000    $1.024710     377,687.374
------------------------------------------------------------------------------
  Dreyfus VIF--Small Cap--Initial
   Class
   2000...............................  $1.089191    $1.217020   3,697,123.171
   1999...............................  $0.896739    $1.089091   2,680,811.514
   1998...............................  $0.941704    $0.896739   2,709,276.044
   1997(/1/)..........................  $1.000000    $0.941704     397,321.058
------------------------------------------------------------------------------
  Endeavor--Dreyfus Small Cap Value
   2000...............................  $2.278888    $2.495215     651,714.008
   1999...............................  $1.785929    $2.278888     467,184.374
   1998...............................  $1.851229    $1.785929     509,101.233
   1997(/1/)..........................  $1.968681    $1.851229      89,867.657
------------------------------------------------------------------------------
  Capital Guardian Value*
   2000...............................  $2.115695    $2.202884     427,961.463
   1999...............................  $2.212928    $2.115695     506,137.294
   1998...............................  $2.086130    $2.212928     433,206.587
   1997(/1/)..........................  $2.048951    $2.086130      44,448.849
------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   2000...............................  $2.107761    $2.334702   2,332,370.051
   1999...............................  $2.065623    $2.107761   2,657,573.292
   1998...............................  $1.925022    $2.065623   1,698,141.538
   1997(/1/)..........................  $1.857860    $1.925022     156,951.014
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   2000...............................  $3.124914    $3.066258   4,290,376.976
   1999...............................  $2.593121    $3.124914   2,781,922.330
   1998...............................  $2.043487    $2.593121   1,358,408.215
   1997(/1/)..........................  $1.990457    $2.043487      98,880.797
------------------------------------------------------------------------------
  Federated High Income Bond Fund II
   2000...............................  $1.039161    $0.932407   2,531,424.524
   1999...............................  $1.029959    $1.039161   3,030,970.070
   1998...............................  $1.016935    $1.029959   2,819,023.591
   1997(/1/)..........................  $1.000000    $1.016935     178,054.703
------------------------------------------------------------------------------
  Federated Utility Fund II
   2000...............................  $1.268683    $1.129197   3,252,501.676
   1999...............................  $1.265017    $1.268683   3,517,145.195
   1998...............................  $1.125700    $1.265017   1,492.268.116
   1997(/1/)..........................  $1.000000    $1.125700      64,830.195
------------------------------------------------------------------------------
  Janus Aspen--Aggressive Growth--
   Service Shares(/2/)................  $1.000000    $0.673903   3,437,470.793
------------------------------------------------------------------------------
  Janus Aspen--Balanced--Service
   Shares(/2/)........................  $1.000000    $0.972026   1,775,293.700
------------------------------------------------------------------------------
  Janus Aspen--Growth--Service
   Shares(/2/)........................  $1.000000    $0.807590   3,043,079.985

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning  at End of     Units at
  Subaccount                             of Year        Year      End of Year
------------------------------------------------------------------------------
  Janus Aspen--InternationalGrowth--
   Service Shares(/2/)................  $1.000000    $0.787874   2,748,641.776
------------------------------------------------------------------------------
  Janus Aspen--Worldwide Growth--
   Service Shares(/3/)................  $1.000000    $0.887808     328,777.428


(/1/) Period from September 30, 1997 through December 31, 1997.

(/2/) Period from May 1, 2000 through December 31, 2000.

(/3/) Period from October 9, 2000 through December 31, 2000.

* Prior to October 9, 2000, the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolios' adviser and investment policy. The unit values shown reflect the portfolios' performance before (and after) this change.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica and Atlas may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

The yield of a subaccount of the separate account for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                    TABLE 1
                     Standard Average Annual Total Returns

                                                  Inception
                                1 Year   5 Year    of the        Subaccount
                                Ended    Ended   Subaccount      Inception
  Subaccount                   12/31/00 12/31/00 to 12/31/00        Date
-------------------------------------------------------------------------------
  Atlas Balanced Growth......  (9.97%)    N/A       8.51%    September 30, 1997
  Janus Global (A/T)(/1/)....  (24.28%)   N/A      16.65%    September 30, 1997
  Janus Growth (A/T).........  (35.52%)   N/A      17.43%    September 30, 1997
  Van Kampen Emerging
   Growth....................  (18.73%)   N/A      27.69%    September 30, 1997
  Alger Aggressive Growth....    N/A      N/A     (36.49%)      May 1, 2000
  AIM V.I. Growth Fund.......    N/A      N/A     (32.89%)      May 1, 2000
  AIM V.I. Growth and Income
   Fund......................    N/A      N/A     (23.83%)      May 1, 2000
  AIM V.I. Value Fund........    N/A      N/A     (26.31%)      May 1, 2000
  Alliance Growth--Class B...    N/A      N/A     (24.88%)      May 1, 2000
  Alliance Premier Growth--
   Class B...................    N/A      N/A     (27.71%)      May 1, 2000
  Alliance Technology--Class
   B.........................    N/A      N/A     (41.64%)      May 1, 2000
  The Dreyfus Socially
   Responsible Growth Fund,
   Inc.--Initial Class.......    N/A      N/A     (18.88%)      May 1, 2000
  Dreyfus VIF--Appreciation--
   Initial Class.............  (7.62%)    N/A      10.07%    September 30, 1997
  Dreyfus VIF--Disciplined
   Stock--Initial Class......  (16.00%)   N/A       8.50%    September 30, 1997
  Dreyfus VIF--Growth and
   Income--Initial Class.....  (10.71%)   N/A       4.89%    September 30, 1997
  Dreyfus VIF--Quality Bond--
   Initial Class.............   4.07%     N/A       3.69%    September 30, 1997
  Dreyfus VIF--Small Cap--
   Initial Class.............   6.15%     N/A       5.41%    September 30, 1997
  Endeavor--Dreyfus Small Cap
   Value.....................   3.89%     N/A       6.76%    September 30, 1997
  Capital Guardian
   Value(/2/)................  (1.48%)    N/A       1.37%    September 30, 1997
  T. Rowe Price Equity
   Income....................   5.17%     N/A       6.48%    September 30, 1997
  T. Rowe Price Growth
   Stock.....................  (7.48%)    N/A      13.51%    September 30, 1997
  Federated High Income Bond
   Fund II...................  (15.87%)   N/A      (3.15%)   September 30, 1997
  Federated Utility Fund II..  (16.59%)   N/A       2.95%    September 30, 1997
  Janus Aspen--Aggressive
   Growth--Service Shares....    N/A      N/A     (38.91%)      May 1, 2000
  Janus Aspen--Balanced--
   Service Shares............    N/A      N/A      (9.10%)      May 1, 2000
  Janus Aspen--Growth--
   Service Shares............    N/A      N/A     (25.54%)      May 1, 2000
  Janus Aspen--International
   Growth--Service Shares....    N/A      N/A     (27.51%)      May 1, 2000
  Janus Aspen--Worldwide
   Growth--Service Shares....    N/A      N/A     (17.52%)    October 9, 2000
-------------------------------------------------------------------------------

(/1/)The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest your money in this subaccount.

(/2/)Prior to October 9, 2000, the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolios' adviser and investment policy. The unit values shown reflect the portfolios' performance before (and after) this change.

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed.

                                    TABLE 2
                   Non-Standard Average Annual Total Returns
                         (Assuming No Surrender Charge)

                                                  Inception
                                1 Year   5 Year    of the        Subaccount
                                Ended    Ended   Subaccount      Inception
  Subaccount                   12/31/00 12/31/00 to 12/31/00        Date
-------------------------------------------------------------------------------
  Atlas Balanced Growth......  (4.37%)    N/A       9.27%    September 30, 1997
  Janus Global (A/T)(/1/)....  (18.68%)   N/A      17.30%    September 30, 1997
  Janus Growth (A/T).........  (29.92%)   N/A      18.07%    September 30, 1997
  Van Kampen Emerging
   Growth....................  (13.13%)   N/A      28.22%    September 30, 1997
  Alger Aggressive Growth....    N/A      N/A     (30.19%)      May 1, 2000
  AIM V.I. Growth Fund.......    N/A      N/A     (26.59%)      May 1, 2000
  AIM V.I. Growth and Income
   Fund......................    N/A      N/A     (17.53%)      May 1, 2000
  AIM V.I. Value Fund........    N/A      N/A     (20.01%)      May 1, 2000
  Alliance Growth--Class B...    N/A      N/A     (18.58%)      May 1, 2000
  Alliance Premier Growth--
   Class B...................    N/A      N/A     (21.41%)      May 1, 2000
  Alliance Technology--Class
   B.........................    N/A      N/A     (35.34%)      May 1, 2000
  The Dreyfus Socially
   Responsible Growth Fund,
   Inc.--Initial Class.......    N/A      N/A     (12.58%)      May 1, 2000
  Dreyfus VIF--Appreciation--
   Initial Class.............  (2.02%)    N/A      10.81%    September 30, 1997
  Dreyfus VIF--Disciplined
   Stock--Initial Class......  (10.40%)   N/A       9.26%    September 30, 1997
  Dreyfus VIF--Growth and
   Income--Initial Class.....  (5.11%)    N/A       5.71%    September 30, 1997
  Dreyfus VIF--Quality Bond--
   Initial Class.............   9.67%     N/A       4.53%    September 30, 1997
  Dreyfus VIF--Small Cap--
   Initial Class.............   11.75%    N/A       6.22%    September 30, 1997
  Endeavor--Dreyfus Small Cap
   Value.....................   9.49%     N/A       7.55%    September 30, 1997
  Capital Guardian
   Value(/2/)................   4.12%     N/A       2.25%    September 30, 1997
  T. Rowe Price Equity
   Income....................   10.77%    N/A       7.27%    September 30, 1997
  T. Rowe Price Growth
   Stock.....................  (1.88%)    N/A      14.20%    September 30, 1997
  Federated High Income Bond
   Fund II...................  (10.27%)   N/A      (2.13%)   September 30, 1997
  Federated Utility Fund II..  (10.99%)   N/A       3.08%    September 30, 1997
  Janus Aspen--Aggressive
   Growth--Service Shares....    N/A      N/A     (32.61%)      May 1, 2000
  Janus Aspen--Balanced--
   Service Shares............    N/A      N/A      (2.80%)      May 1, 2000
  Janus Aspen--Growth--
   Service Shares............    N/A      N/A     (19.24%)      May 1, 2000
  Janus Aspen--International
   Growth--Service Shares....    N/A      N/A     (21.21%)      May 1, 2000
  Janus Aspen--Worldwide
   Growth--Service Shares....    N/A      N/A     (11.22%)    October 9, 2000
-------------------------------------------------------------------------------

(/1/)The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

(/2/)Prior to October 9, 2000, the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolios' adviser and investment policy. The unit values shown reflect the portfolios' performance before (and after) this change.

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown Table 3 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2000, were as follows:

                                    TABLE 3
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)

                                                    10 Year    Corresponding
                                                      or         Portfolio
  Portfolio                         1 Year  5 Year Inception   Inception Date
-------------------------------------------------------------------------------
  Atlas Balanced Growth
   Portfolio.....................  (4.37%)   N/A     9.27%   September 30, 1997
  Janus Global (A/T)(/2/)........  (18.68%) 21.01%  19.46%    December 3, 1992
  Janus Growth (A/T).............  (29.92%) 19.28%  17.85%    October 2, 1986
  Van Kampen Emerging Growth.....  (13.13%) 27.29%  24.17%     March 1, 1993
  Alger Aggressive Growth........  (32.28%) 17.19%  17.06%     March 1, 1994
  AIM V.I. Growth Fund...........  (21.59%) 15.07%  14.53%      May 5, 1993
  AIM V.I. Growth and Income
   Fund..........................  (15.74%) 15.57%  16.03%      May 2, 1994
  AIM V.I. Value Fund............  (15.82%) 14.28%  15.71%      May 5, 1993
  Alliance Growth Portfolio--
   Class B.......................  (18.81%) 17.32%  19.73%   September 15, 1994
  Alliance Premier Growth
   Portfolio--Class B............  (17.85%) 20.12%  18.64%     June 26, 1992
  Alliance Technology Portfolio--
   Class B.......................  (22.69%)  N/A    20.00%    January 11, 1996
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc.--Initial Class.....  (12.27%) 16.82%  16.88%    October 7, 1993
  Dreyfus VIF--Appreciation
   Portfolio--
   Initial Class.................  (2.02%)  16.69%  15.53%     April 5, 1993
  Dreyfus VIF--Disciplined Stock
   Portfolio--
   Initial Class.................  (10.40%)  N/A    15.98%      May 1, 1996
  Dreyfus VIF--Growth and Income
   Portfolio--
   Initial Class.................  (5.11%)  10.49%  15.22%      May 2, 1994
  Dreyfus VIF--Quality Bond
   Portfolio--
   Initial Class.................   9.67%   4.32%   6.86%+    August 31, 1990
  Dreyfus VIF--Small Cap
   Portfolio--Initial Class......   11.75%  11.34%  32.52%+   August 31, 1990
  Endeavor--Dreyfus Small Cap
   Value Portfolio...............   9.49%   15.64%  12.67%      May 4, 1993
  Capital Guardian Value
   Portfolio.....................   4.12%   9.68%   10.95%      May 27, 1993
  T. Rowe Price Equity Income
   Portfolio.....................   10.77%  12.65%  15.19%    January 3, 1995
  T. Rowe Price Growth Stock
   Portfolio.....................  (1.88%)  17.77%  20.54%    January 3, 1995
  Federated High Income Bond Fund
   II............................  (10.27%) 3.02%    3.93%    February 2, 1994
  Federated Utility Fund II......  (10.99%) 6.63%    7.47%   February 28, 1994
  Janus Aspen--Aggressive Growth
   Portfolio--
   Service Shares(/3/)...........  (31.55%) 18.66%  20.76%   September 13, 1993
  Janus Aspen--Balanced
   Portfolio--
   Service Shares(/3/)...........  (2.11%)  17.26%  15.73%   September 13, 1993
  Janus Aspen--Growth Portfolio--
   Service Shares(/3/)...........  (16.94%) 17.15%  15.87%   September 13, 1993
  Janus Aspen--International
   Growth Portfolio--Service
   Shares(/3/)...................  (18.17%) 21.07%  18.64%      May 2, 1994
  Janus Aspen--Worldwide Growth
   Portfolio--
   Service Shares(/3/)...........  (17.59%) 21.13%  20.44%   September 13, 1993
-------------------------------------------------------------------------------
  + Ten Year Date
-------------------------------------------------------------------------------

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(/2/)The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner withdraws all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest your money in this portfolio.

(/3/)Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

                      STATEMENT OF ADDITIONAL INFORMATION

                 THE ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY

                                Issued through

                             SEPARATE ACCOUNT VA A
                 (FORMERLY PFL LIFE VARIABLE ANNUITY ACCOUNT A)

                                   Offered by
                      TRANSAMERICA LIFE INSURANCE COMPANY
                     (FORMERLY PFL LIFE INSURANCE COMPANY)

                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Atlas Portfolio Builder Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2001 by calling Atlas Securities, Inc. at 1-800-933-2852, or by writing to Atlas Securities, Inc., 794 Davis Street, P.O. Box 1894, San Leandro, CA, 94577. You may also contact Transamerica Life Insurance Company at the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.


Dated: May 1, 2001

                               TABLE OF CONTENTS

                                                                                                          Page
                                                                                                          -----
GLOSSARY OF TERMS.......................................................................................    3
THE POLICY--GENERAL PROVISIONS..........................................................................    5
  Owner.................................................................................................    5
  Entire Policy.........................................................................................    5
  Misstatement of Age or Sex............................................................................    5
  Addition, Deletion, or Substitution of Investments....................................................    6
  Excess Interest Adjustment............................................................................    6
  Reallocation of Policy Values After the Annuity Commencement Date.....................................    8
  Annuity Payment Options...............................................................................    8
  Death Benefit.........................................................................................    9
  Death of Owner........................................................................................   11
  Assignment............................................................................................   11
  Evidence of Survival..................................................................................   11
  Non Participating.....................................................................................   12
  Amendments............................................................................................   12
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.................................................................   12
  Tax Status of the Policy..............................................................................   12
  Taxation of Transamerica..............................................................................   15
INVESTMENT EXPERIENCE...................................................................................   15
  Accumulation Units....................................................................................   15
  Annuity Unit Value and Annuity Payment Rates..........................................................   16
HISTORICAL PERFORMANCE DATA.............................................................................   18
  Subaccount Yields.....................................................................................   18
  Total Returns.........................................................................................   19
  Other Performance Data................................................................................   19
  Adjusted Historical Performance Data..................................................................   19
PUBLISHED RATINGS.......................................................................................   19
STATE REGULATION OF TRANSAMERICA........................................................................   20
ADMINISTRATION..........................................................................................   20
RECORDS AND REPORTS.....................................................................................   20
DISTRIBUTION OF THE POLICIES............................................................................   20
VOTING RIGHTS...........................................................................................   20
OTHER PRODUCTS..........................................................................................   21
CUSTODY OF ASSETS.......................................................................................   21
LEGAL MATTERS...........................................................................................   21
INDEPENDENT AUDITORS....................................................................................   21
OTHER INFORMATION.......................................................................................   21
FINANCIAL STATEMENTS....................................................................................   21

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Transamerica Life Insurance Company, Financial Markets Division--Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment after the annuity commencement date.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value, increased or decreased by any excess interest adjustment, less the surrender charge, if any.

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the cumulative premium payments) which is available to the owner free of any surrender charge.

Excess Interest Adjustment ("EIA")-- An adjustment that can either decrease or increase the amount to be received by the owner upon full or partial surrenders, transfers out of guaranteed period options or commencement of annuity payments from the guaranteed period options of the fixed account. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option.

Fixed Account--One or more investment choices under the Policy that are part of Transamerica's general assets that are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer into which premium payments may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

One Year Fixed Option--An account in the fixed account into or from which premium payments may be paid or amounts transferred, and which may be used for dollar cost averaging, asset rebalancing, other transfers and partial surrenders.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information we require to issue a policy.

Policy Date--The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
o  premium payments; minus
o partial surrenders (including any applicable excess interest adjustments and surrender charges on such surrenders); plus
o  interest credited in the fixed account; plus or minus
o  accumulated gains or losses in the separate account; minus
o  any applicable premium or other taxes and transfer fees, if any.

Policy Year--A policy year begins on the policy date and on each policy anniversary.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--Separate Account VA A, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuates as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note Carefully. If the owner does not name a successor owner, the owner's estate
--------------
will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the successor owner within five years of the owner's death, or if the first payment begins within one year of the owner's death, payments must be made for a period certain which does not exceed that successor owner's life expectancy.

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement Of Age Or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts or portfolios will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by owners.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If the owner provides no such reallocation, Transamerica will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in another subaccount, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you withdraw from (or apply to an annuity payment option from) a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the amount paid into it, less any prior partial surrenders and transfers from that guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

                               S * (G-C) * (M/12)

S  = Gross amount being withdrawn that is subject to the excess interest adjustment.
G  = Guaranteed Interest Rate applicable to S.

C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M  = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*  = multiplication
/\ = exponentiation


               Example 1 (Full Surrender, Rates Increase by 3%):

Single premium:                                     $50,000
------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                    5 Years
------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                      5.50% per annum
------------------------------------------------------------------------------------------------------------------------
Full surrender:                                      middle of policy year 3
------------------------------------------------------------------------------------------------------------------------
Policy value before surrender                        = $50,000 * (1.055) /\ 2.5 = $57,161.18
------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount                         = $50,000 * .3 = $15,000.00
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount               = $57,161.18 - $50,000 = $7,161.18
------------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment         = $57,161.18 - $7,161.18 = $50,000.00
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                     = $50,000 * (1.03) /\ 2.5 = $53,834.80
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment assumptions:              "G" = .055; "C" = .085; "M" = 30
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                           = S * (G-C) * (M/12)
------------------------------------------------------------------------------------------------------------------------
                                                     = $50,000.00 * (.055 - .085) * (30/12)
------------------------------------------------------------------------------------------------------------------------
                                                     = -$3,750.00, but excess interest adjustment cannot cause
------------------------------------------------------------------------------------------------------------------------
                                                     the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to:
                                                     $53,834.80-$57,161.18 = -$3,326.38
------------------------------------------------------------------------------------------------------------------------
Adjusted policy value                                = policy value + excess interest adjustment
------------------------------------------------------------------------------------------------------------------------
                                                     = $57,161.18 + (-$3,326.38) = $53,834.80
------------------------------------------------------------------------------------------------------------------------
Surrender charge                                     = ($50,000 - $15,000.00) * .06 = $2,100.00
------------------------------------------------------------------------------------------------------------------------
Cash value at middle of policy year 3                = policy value + excess interest adjustment - surrender charge
------------------------------------------------------------------------------------------------------------------------
                                                     = $57,161.18 + (-$3,326.38) - $2,100.00 = $51,734.80
------------------------------------------------------------------------------------------------------------------------


               Example 2 (Full Surrender, Rates Decrease by 1%):

Single premium:                                      $50,000
------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                    5 Years
------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                      5.50% per annum
------------------------------------------------------------------------------------------------------------------------
Full surrender:                                      middle of policy year 3
------------------------------------------------------------------------------------------------------------------------
Policy value before surrender                        = $50,000 * (1.055) /\ 2.5 = $57,161.18
------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount                         = $50,000 * .30 = $15,000.00
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount               = $57,161.18 - $50,000 = $7,161.18
------------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment         = $57,161.18 - $7,161.18 = $50,000.00
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                     = $50,000 * (1.03) /\ 2.5 = $53,834.80
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment assumptions:              "G" = .055; "C" = .045; "M" = 30
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                           = S * (G - C) * (M/12)
------------------------------------------------------------------------------------------------------------------------
                                                     = $50,000 * (.055 - .045) * (30/12)
------------------------------------------------------------------------------------------------------------------------
                                                     = $1,250.00
------------------------------------------------------------------------------------------------------------------------
Adjusted policy value                                = policy value + excess interest adjustment
------------------------------------------------------------------------------------------------------------------------
                                                     = $57,161.18 + $1,250.00 = $58,411.18
------------------------------------------------------------------------------------------------------------------------
Surrender charge                                     = ($50,000 - $15,000.00) * .06 = $2,100.00
------------------------------------------------------------------------------------------------------------------------
Cash value at middle of policy year 3                = policy value + excess interest adjustment - surrender charge
------------------------------------------------------------------------------------------------------------------------
                                                     = $57,161.18 + $1,250 - $2,100.00 = $56,311.18
------------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the policy value is sufficient).


              Example 3 (Partial Surrender, Rates Increase by 1%):

Single premium:                                      $50,000
------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                    5 Years
------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                      5.50% per annum
------------------------------------------------------------------------------------------------------------------------
Partial surrender:                                   $30,000; middle of policy year 3
------------------------------------------------------------------------------------------------------------------------
Policy value before surrender                        = $50,000 * (1.055) /\ 2.5 = $57,161.18
------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount                         = $50,000.00 * .30 = $15,000.00
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount               = $57,161.18 - $50,000 = $7,161.18
------------------------------------------------------------------------------------------------------------------------
"S"                                                  = $30,000 - $7,161.18 = $22,838.82
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                           = $22,838.82 * (.055 - .065) * (30/12) = -$570.97
------------------------------------------------------------------------------------------------------------------------
Surrender charge                                     = [($30,000.00 - $15,000.00) - (-$570.97)] * (.06) = $934.26
------------------------------------------------------------------------------------------------------------------------
Gross partial surrender                              = $30,000.00 - (-$570.97) + $934.26 = $31,505.23
------------------------------------------------------------------------------------------------------------------------
Policy value after surrender                         = $57,161.18 - [$30,000.00 - (-$570.97) + ($934.26)]
------------------------------------------------------------------------------------------------------------------------
                                                     = $57,161.18 - $31,505.23 = $25,655.95
------------------------------------------------------------------------------------------------------------------------

              Example 4 (Partial Surrender, Rates Decrease by 1%):

Single premium:                                      $50,000
------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                    5 Years
------------------------------------------------------------------------------------------------------------------------
Guaranteed rate:                                     5.50% per annum
------------------------------------------------------------------------------------------------------------------------
Partial surrender:                                   $30,000; middle of policy year 3
------------------------------------------------------------------------------------------------------------------------
Policy value before surrender                        = $50,000 * (1.055) /\ 2.5 = $57,161.18
------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount                         = $50,000.00 * .30 = $15,000.00
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount               = $57,161.18 - $50,000 = $7,161.18
------------------------------------------------------------------------------------------------------------------------
"S"                                                  = $30,000.00 - $7,161.18 = $22,838.82
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                           = $22,838.82 * (.055 - .045) * (30/12) = $570.97
------------------------------------------------------------------------------------------------------------------------
Surrender charge                                     = [($30,000.00 - $15,000.00) - $570.97] * (.06) = $865.74
------------------------------------------------------------------------------------------------------------------------
Gross partial surrender                              = $30,000.00 - ($570.97) + $865.74 = $30,294.77
------------------------------------------------------------------------------------------------------------------------
Policy value after surrender                         = $57,161.18 - [$30,000.00 - ($570.97) + $865.74]
------------------------------------------------------------------------------------------------------------------------
                                                     = $57,161.18 - $30,294.77 = $26,866.41
------------------------------------------------------------------------------------------------------------------------

Reallocation Of Policy Values After The Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount of the mutual fund account then credited to a policy into an equal value of annuity units of one or more other subaccounts of the mutual fund account, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of policy value may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with fixed (level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of
(i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
-------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable
--------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

              Annuity Commencement Date                        Adjusted Age
             ---------------------------              -------------------------------
                     2001-2010                               Actual Age minus 1
                     2011-2020                               Actual Age minus 2
                     2021-2030                               Actual Age minus 3
                     2031-2040                               Actual Age minus 4
                     After 2040                         As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments
----------------------------------------------
other than the first are calculated using annuity units that are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
---------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:
(1) is the gross partial surrender, where gross partial surrender = requested surrender - excess interest adjustment + surrender charges on (excess partial surrender - excess interest adjustment); and
(2) is the adjustment factor, which is the current death benefit prior to surrender divided by the current policy value prior to surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

                                                       EXAMPLE 1
                                              (Assumed Facts for Example)
------------------------------------------------------------------------------------------------------------------------
 $75,000          current guaranteed minimum death benefit before surrender
------------------------------------------------------------------------------------------------------------------------
 $50,000          current policy value before surrender
------------------------------------------------------------------------------------------------------------------------
 $75,000          current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------------------------------------------------
      6%          current surrender charge percentage
------------------------------------------------------------------------------------------------------------------------
 $15,000          requested surrender
------------------------------------------------------------------------------------------------------------------------
 $10,000          surrender charge--free amount (assumes 20% cumulative free percentage is available)
------------------------------------------------------------------------------------------------------------------------
 $ 5,000          excess partial surrender (amount subject to surrender charge)
------------------------------------------------------------------------------------------------------------------------
 $   100          excess interest adjustment-- (assumes interest rates have decreased since initial guarantee)
------------------------------------------------------------------------------------------------------------------------
 $   294          surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
------------------------------------------------------------------------------------------------------------------------
 $ 5,194          reduction in policy value due to excess partial surrender = 5000-100 + 294
------------------------------------------------------------------------------------------------------------------------
 $22,791          adjusted partial surrender = 15,194 * (75,000/50,000)
------------------------------------------------------------------------------------------------------------------------
 $52,209          New guaranteed minimum death benefit (after surrender) = 75,000-22,791
------------------------------------------------------------------------------------------------------------------------
 $34,806          New policy value (after surrender) = 50,000-10,000-5,194
------------------------------------------------------------------------------------------------------------------------

Summary:
Reduction in guaranteed minimum death benefit     = $22,791
Reduction in policy value                         = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

                                                       EXAMPLE 2
                                              (Assumed Facts for Example)
------------------------------------------------------------------------------------------------------------------------
 $50,000        current guaranteed minimum death benefit before surrender
-----------------------------------------------------------------------------------------------------------------------
 $75,000        current policy value before surrender
-----------------------------------------------------------------------------------------------------------------------
 $75,000        current death benefit (larger of policy value and guaranteed minimum death benefit)
-----------------------------------------------------------------------------------------------------------------------
      6%        current surrender charge percentage
-----------------------------------------------------------------------------------------------------------------------
 $15,000        requested surrender
-----------------------------------------------------------------------------------------------------------------------
 $11,250        surrender charge--free amount (assumes 15% cumulative free percentage is available)
-----------------------------------------------------------------------------------------------------------------------
 $ 3,750        excess partial surrender (amount subject to surrender charge)
-----------------------------------------------------------------------------------------------------------------------
 $ - 100        excess interest adjustment-- (assumes interest rates have increased since initial guarantee)
-----------------------------------------------------------------------------------------------------------------------
 $   231        surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750 - (-100))]
-----------------------------------------------------------------------------------------------------------------------
 $ 4,081        reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
-----------------------------------------------------------------------------------------------------------------------
 $15,331        adjusted partial surrender = $15,331 * (75,000/75,000)
-----------------------------------------------------------------------------------------------------------------------
 $34,669        New guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
-----------------------------------------------------------------------------------------------------------------------
 $59,669        New policy value (after surrender) = 75,000 - 11,250 - 4,081
------------------------------------------------------------------------------------------------------------------------

Summary:
Reduction in guaranteed minimum death benefit             = $15,331
Reduction in policy value                                 = $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, the death benefit must
--------------------------
(1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences.")

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy). If the sole successor owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in
------------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant, the owner may assign any rights or benefits provided by the policy if the policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have adverse tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence Of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.


                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status Of The Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
-----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ((S)) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements regarding participation in the Atlas Portfolio Builder Variable Annuity that require the underlying funds and their portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
--------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income.

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a policy has the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies
--------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owners death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the annuity commencement date, and such owner's surviving spouse is named the beneficiary, then the policy may be continued with the surviving spouse as the new owner receiving the one-time adjustment to the policy value. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable
------------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
-------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or Transamerica's policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), or if the policy is a traditional individual retirement annuity, then distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
--------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a successor owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
------------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
---------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
-------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
----------------------------
providing for a qualified plan (as that term is not used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
--------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the cash value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the commencement date is no later than one year from the date of the single premium payment; such policies are taxed as described in the prospectus.


Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to the separate account.

                             INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1.000000 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of business on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a)  is the net result of:

       (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

       (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

       (3) a per share charge or credit for any taxes determined by Transamerica to have resulted from the investment operations of the subaccount;

  (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

  (c) is the charge for mortality and expense risk during the valuation period (equal to an annual rate of 1.25%) of the daily net asset value of the subaccount, plus the 0.15% administrative charge.

             Illustration Of Accumulation Unit Value Calculations
      Formula And Illustration For Determining The Net Investment Factor

Investment Experience Factor = (A + B - C) - E
                                ---------
                                    D


Where: A     = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
               Assume...............................................................     A = $11.57

       B     = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
               Assume...............................................................     B = 0

       C     = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
               Assume...............................................................     C = 0

       D     = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
               Assume...............................................................     D = $11.40

       E     = The daily deduction for the mortality and expense risk fee and administrative charge, which totals 1.40% on an annual basis.
               On a daily basis.....................................................       = .0000380909


Then, the Investment Experience Factor = 11.57 + 0 - 0  - .0000380909 = Z = 1.0148741898
                                         -------------
                                             11.40

       Formula And Illustration For Determining Accumulation Unit Value

Accumulation Unit Value = A * B


Where: A     = The accumulation unit value for the immediately preceding valuation period.
               Assume...............................................................     = $X

       B     = The Net Investment Factor for the current valuation period.
               Assume...............................................................     = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

  (b) is the net investment factor for that subaccount for the valuation period; and

  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

  (i)    is the result of:

         (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

         (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

         (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

  (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

  (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.40% of the net asset value of that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration Of Calculations For Annuity Unit Value
                         And Variable Annuity Payments

          Formula And Illustration For Determining Annuity Unit Value

Annuity unit value = A * B * C



Where: A     = Annuity unit value for the immediately preceding valuation period.
               Assume...............................................................     = $ X
       B     = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.
               Assume...............................................................     = Y
       C     = A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
               Assume...............................................................     = Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

                Formula And Illustration For Determining Amount
                   Of First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B
                                         ------
                                         $1,000


Where: A     = The policy value as of the annuity commencement date.
               Assume...............................................................     = $ X
       B     = The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
               Assume...............................................................     = $ Y

Then, the first monthly variable annuity payment = $ X * $ Y = $Z
                                                   ---------
                                                     1,000

     Formula And Illustration For Determining The Number Of Annuity Units
             Represented By Each Monthly Variable Annuity Payment


Number of annuity units =    A
                             -
                             B



Where: A     = The dollar amount of the first monthly variable annuity payment.
               Assume...............................................................     = $ X
       B     = The annuity unit value for the valuation date on which the first monthly payment is due.
               Assume...............................................................     = $ Y

Then, the number of annuity units = $ X = Z
                                    ----
                                    $ Y

                          HISTORICAL PERFORMANCE DATA

Subaccount Yields


Transamerica may, from time to time, advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and
(iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                  Yield = 2 * ((((NI-ES)/(U * UV)) + 1)/6/-1)

Where:
NI   =  Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES   =  Expenses of the subaccount for the 30-day period.
U    =  The average number of units outstanding.
UV   =  The unit value at the close (highest) of the last day in the
        30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of premium payments withdrawn based on the number of years since the policy date. However, surrender charges will not be assessed after the fifth policy year.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns


Transamerica may, from time to time, also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying portfolio, and the deductions for the mortality and expense risk fee and the administrative charge. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/N/= ERV
Where:
T    =  The average annual total return net of subaccount recurring charges.
ERV  =  The ending redeemable value of the hypothetical account at the end of the period.
P    =  A hypothetical initial payment of $1,000.
N    =  The number of years in the period.

Other Performance Data


Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.


                               CTR = (ERV/P) - 1

Where:
CTR  =  The cumulative total return net of subaccount recurring charges for the period.
ERV  =  The ending redeemable value of the hypothetical investment at the end of the period.
P    =  A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               PUBLISHED RATINGS


Transamerica may, from time, to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica and they should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                       STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Insurance Division, Department of Commerce of the State of Iowa. An annual statement, in a prescribed form, is filed with the Insurance Division each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Division includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Insurance Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Insurance Division at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.


                                ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions you may only receive quarterly confirmations.

                         DISTRIBUTION OF THE POLICIES

The policies are offered to the public through Atlas Securities, Inc., a licensed broker/dealer under the federal securities laws and a licensed agent under state insurance laws. The offering of the policies is continuous and Transamerica and Atlas do not anticipate discontinuing the offering of the policies, however, Transamerica and Atlas reserve the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2000, 1999 and 1998 the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services was $7,321,636.83, $5,583,369.34 and $3,918,406.04, respectively. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter.

                                 VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying funds' shares held by the mutual fund account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.


The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

                               CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts of the separate account. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C.has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                             INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company) as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the subaccounts of PFL Life Variable Annuity Account A (now known as Separate Account VA A),which are available for investment by The Atlas Portfolio Builder Variable Annuity contract owners as of December 31, 2000, and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                             FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as

Transamerica Life Insurance Company), which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  27

                         Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
February 15, 2001

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                           2000        1999
                                                        ----------- -----------
Admitted assets
Cash and invested assets:
 Cash and short-term investments....................... $    98,224 $    53,695
 Bonds.................................................   7,009,825   4,892,156
 Stocks:
   Preferred...........................................      19,987      17,074
   Common (cost: 2000--$75,141; 1999--$61,813).........      84,736      71,658
   Affiliated entities (cost: 2000--$6,285; 1999--
    $10,318)...........................................       3,781       6,764
 Mortgage loans on real estate.........................   1,585,896   1,339,202
 Real estate, at cost less accumulated depreciation
  ($12,641 in 2000; $10,891 in 1999):
   Home office properties..............................       7,601       7,829
   Properties acquired in satisfaction of debt.........      15,599      16,336
   Investment properties...............................      31,070      33,707
 Policy loans..........................................      57,571      59,871
 Other invested assets.................................     218,340     123,722
                                                        ----------- -----------
     Total cash and invested assets....................   9,132,630   6,622,014
Premiums deferred and uncollected......................      14,235      14,656
Accrued investment income..............................      89,976      65,364
Receivable from affiliate..............................      92,235         --
Federal income taxes recoverable.......................         --        1,335
Transfers from separate accounts due or accrued........     118,075      92,309
Other assets...........................................      19,359      30,119
Separate account assets................................   4,519,029   4,905,374
                                                        ----------- -----------
Total admitted assets.................................. $13,985,539 $11,731,171
                                                        =========== ===========
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life................................................. $ 2,109,505 $ 1,552,781
  Annuity..............................................   4,577,664   4,036,751
  Accident and health..................................     305,365     254,571
 Policy and contract claim reserves:
  Life.................................................      10,061       8,681
  Accident and health..................................      32,334      37,466
 Guaranteed interest contracts.........................   1,183,833         --
 Other policyholders' funds............................     179,557     172,774
 Remittances and items not allocated...................     332,961      33,020
 Asset valuation reserve...............................     106,192     103,193
 Interest maintenance reserve..........................      16,693      36,120
 Net short-term notes payable to affiliates............       6,200     144,500
 Other liabilities.....................................     101,705      70,717
 Provision for reinsurance in unauthorized companies...         495         --
 Federal income taxes payable..........................       3,288         --
 Payable for securities................................      24,482      15,136
 Payable to affiliates.................................         --       11,517
 Separate account liabilities..........................   4,512,979   4,899,289
                                                        ----------- -----------
Total liabilities......................................  13,503,314  11,376,516
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares
  authorized, 266,000 issued and outstanding...........       2,660       2,660
 Paid-in surplus.......................................     254,282     154,282
 Unassigned surplus....................................     225,283     197,713
                                                        ----------- -----------
Total capital and surplus..............................     482,225     354,655
                                                        ----------- -----------
Total liabilities and capital and surplus.............. $13,985,539 $11,731,171
                                                        =========== ===========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                  2000       1999      1998
                                                ---------  --------- ---------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life......................................  $ 882,537  $ 227,510 $ 516,111
    Annuity and deposit funds.................  3,223,121  1,413,049   667,920
    Accident and health.......................    152,293    160,570   178,593
  Net investment income.......................    527,313    437,549   446,984
  Amortization of interest maintenance
   reserve....................................      3,867      7,588     8,656
  Commissions and expense allowances on
   reinsurance ceded..........................     26,942     24,741    32,781
  Separate account fee income.................     62,982     49,826    37,137
                                                ---------  --------- ---------
                                                4,879,055  2,320,833 1,888,182
Benefits and expenses:
  Benefits paid or provided for:
  Life and accident and health benefits.......    111,054    115,621   135,184
  Surrender benefits..........................  1,315,484  1,046,611   732,796
  Other benefits..............................    205,110    169,479   152,209
    Increase (decrease) in aggregate reserves
     for policies and contracts:
    Life......................................    556,724    195,606   473,158
    Annuity...................................    541,540    111,427  (278,665)
    Accident and health.......................     50,794     48,835    36,407
    Other.....................................      5,986     10,480    17,550
    Increase in liability for premium and
     other deposit funds......................  1,183,833        --        --
                                                ---------  --------- ---------
                                                3,970,525  1,698,059 1,268,639
Insurance expenses:
  Commissions.................................    196,101    167,146   136,569
  General insurance expenses..................     58,019     54,191    48,018
  Taxes, licenses and fees....................     26,740     12,382    19,166
  Net transfers to separate accounts..........    515,325    309,307   302,839
  Other expenses..............................        776        229     1,016
                                                ---------  --------- ---------
                                                  796,961    543,255   507,608
                                                ---------  --------- ---------
                                                4,767,486  2,241,314 1,776,247
                                                ---------  --------- ---------
Gain from operations before federal income tax
 expense and net realized capital gains
 (losses) on investments......................    111,569     79,519   111,935
Federal income tax expense....................     51,251     25,316    49,835
                                                ---------  --------- ---------
Gain from operations before net realized
 capital gains (losses) on investments........     60,318     54,203    62,100
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to (from)
 interest maintenance reserve)................     (9,474)     6,365     3,398
                                                ---------  --------- ---------
Net income....................................  $  50,844  $  60,568 $  65,498
                                                =========  ========= =========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                         Common Paid-in  Unassigned Capital and
                                         Stock  Surplus   Surplus     Surplus
                                         ------ -------- ---------- -----------
Balance at January 1, 1998.............. $2,660 $154,282  $272,420   $429,362
  Net income............................    --       --     65,498     65,498
  Change in net unrealized capital
   gains................................    --       --      4,504      4,504
  Change in non-admitted assets.........    --       --       (260)      (260)
  Change in asset valuation reserve.....    --       --    (21,763)   (21,763)
  Dividend to stockholder...............    --       --   (120,000)  (120,000)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --      2,036      2,036
  Tax benefit on stock options
   exercised............................    --       --      2,476      2,476
  Change in surplus in separate
   accounts.............................    --       --        675        675
                                         ------ --------  --------   --------
Balance at December 31, 1998............  2,660  154,282   205,586    362,528
  Net income............................    --       --     60,568     60,568
  Change in net unrealized capital
   gains................................    --       --    (20,217)   (20,217)
  Change in non-admitted assets.........    --       --       (980)      (980)
  Change in asset valuation reserve.....    --       --    (11,605)   (11,605)
  Dividend to stockholder...............    --       --    (40,000)   (40,000)
  Tax benefit on stock options
   exercised............................    --       --      1,305      1,305
  Change in surplus in separate
   accounts.............................    --       --        245        245
  Settlement of prior period tax returns
   and other tax-related adjustments....    --       --      2,811      2,811
                                         ------ --------  --------   --------
Balance at December 31, 1999............  2,660  154,282   197,713    354,655
  Net income............................    --       --     50,844     50,844
  Change in net unrealized capital
   gains................................    --       --    (19,784)   (19,784)
  Change in non-admitted assets.........    --       --     (1,210)    (1,210)
  Change in asset valuation reserve.....    --       --     (2,999)    (2,999)
  Tax benefit on stock options
   exercised............................    --       --      1,438      1,438
  Change in surplus in separate
   accounts.............................    --       --       (224)      (224)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --       (495)      (495)
  Capital contribution..................    --   100,000       --     100,000
                                         ------ --------  --------   --------
Balance at December 31, 2000............ $2,660 $254,282  $225,283   $482,225
                                         ====== ========  ========   ========

See accompanying notes.

                           PFL Life Insurance Company

                    Statements of Cash Flow--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            2000         1999         1998
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance........................  $ 4,285,644  $ 1,830,365  $ 1,396,428
Net investment income..................      508,646      441,737      469,246
Life and accident and health claims....     (114,001)    (124,178)    (138,249)
Surrender benefits and other fund
 withdrawals...........................   (1,315,484)  (1,046,611)    (732,796)
Other benefits to policyholders........     (205,100)    (169,476)    (152,167)
Commissions, other expenses and other
 taxes.................................     (267,778)    (238,192)    (197,135)
Net transfers to separate accounts.....     (477,575)    (280,923)    (276,375)
Federal income taxes...................      (45,190)     (24,709)     (72,176)
Other, net.............................      230,529      (23,047)     (93,095)
                                         -----------  -----------  -----------
Net cash provided by operating
 activities............................    2,599,691      364,966      203,681
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks...........    4,817,508    3,283,038    3,347,174
  Common stocks........................       50,953       60,293       34,564
  Mortgage loans on real estate........      129,336      158,739      192,210
  Real estate..........................        2,042       13,367        5,624
  Policy loans.........................        2,300          186          --
  Other................................       14,366        6,133        7,210
                                         -----------  -----------  -----------
                                           5,016,505    3,521,756    3,586,782
Cost of investments acquired:
  Bonds and preferred stocks...........   (6,989,279)  (3,398,158)  (3,251,822)
  Common stocks........................      (54,697)     (76,200)     (36,379)
  Mortgage loans on real estate........     (372,757)    (480,750)    (257,039)
  Real estate..........................         (149)      (7,568)     (11,458)
  Policy loans.........................          --           --        (2,922)
  Other................................     (116,485)     (48,719)     (44,514)
                                         -----------  -----------  -----------
                                          (7,533,367)  (4,011,395)  (3,604,134)
                                         -----------  -----------  -----------
Net cash used in investing activities..   (2,516,862)    (489,639)     (17,352)
Financing activities
Issuance (repayment) of short-term
 intercompany notes payable............     (138,300)     135,079       (6,979)
Capital contribution...................      100,000          --           --
Dividends to stockholder...............          --       (40,000)    (120,000)
                                         -----------  -----------  -----------
Net cash provided by (used in)
 financing activities..................      (38,300)      95,079     (126,979)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments......................       44,529      (29,594)      59,350
Cash and short-term investments at
 beginning of year.....................       53,695       83,289       23,939
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year...............................  $    98,224  $    53,695  $    83,289
                                         ===========  ===========  ===========

See accompanying notes.

                           PFL Life Insurance Company

                 Notes to Financial Statements--Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Effective March 1, 2001, the Company intends to change its name to Transamerica Life Insurance Company.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $6,584, $530 and $102, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Guaranteed Interest Contracts

The Company's guaranteed interest contracts ("GICs") consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $843,530, $486,282 and $345,319 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate caps and interest rate swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

                           PFL Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           2000                   1999
                                   ---------------------  ---------------------
                                    Carrying               Carrying
                                     Amount   Fair Value    Amount   Fair Value
                                   ---------- ----------  ---------- ----------
Admitted assets
Cash and short-term investments..  $   98,224 $   98,224  $   53,695 $   53,695
Bonds............................   7,009,825  7,014,991   4,892,156  4,757,325
Preferred stocks.................      19,987     18,214      17,074     15,437
Common stocks....................      84,736     84,736      71,658     71,658
Affiliated common stock..........       3,781      3,781       6,764      6,764
Mortgage loans on real estate....   1,585,896  1,628,936   1,339,202  1,299,160
Policy loans.....................      57,571     57,571      59,871     59,871
Interest rate cap................       3,224         49       4,959      1,784
Interest rate swaps..............       3,875    (14,777)      8,134     10,609
Separate account assets..........   4,519,029  4,519,029   4,905,374  4,905,374
Liabilities
Investment contract liabilities..   5,937,734  5,848,592   4,207,369  4,059,842
Separate account liabilities.....   4,070,462  3,986,122   4,377,676  4,212,615
Net short-term notes payable to
 affiliates......................       6,200      6,200     144,500    144,500

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Amount     Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 2000
Bonds:
  United States Government and
   agencies........................ $   88,108  $  1,121   $  1,044  $   88,185
  State, municipal and other
   government......................    239,700     8,954      9,465     239,189
  Public utilities.................    573,870     9,149      4,213     578,806
  Industrial and miscellaneous.....  2,945,326    63,181     73,026   2,935,481
  Mortgage and other asset-backed
   securities......................  3,162,821    43,092     32,583   3,173,330
                                    ----------  --------   --------  ----------
                                     7,009,825   125,497    120,331   7,014,991
Preferred stocks...................     19,987        14      1,787      18,214
                                    ----------  --------   --------  ----------
                                    $7,029,812  $125,511   $122,118  $7,033,205
                                    ==========  ========   ========  ==========
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  210,119 $  210,949
   Due after one year through five years.................  1,945,813  1,945,148
   Due after five years through ten years................  1,075,232  1,070,680
   Due after ten years...................................    615,840    614,884
                                                          ---------- ----------
                                                           3,847,004  3,841,661
   Mortgage and other asset-backed securities............  3,162,821  3,173,330
                                                          ---------- ----------
                                                          $7,009,825 $7,014,991
                                                          ========== ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       2000     1999     1998
                                                     -------- -------- --------
   Interest on bonds and preferred stock............ $421,931 $347,639 $374,478
   Dividends on equity investments..................      644      734    1,357
   Interest on mortgage loans.......................  111,356   92,325   77,960
   Rental income on real estate.....................    8,070    7,322    6,553
   Interest on policy loans.........................    4,248    4,141    4,080
   Other investment income..........................    4,549    7,978    2,576
                                                     -------- -------- --------
   Gross investment income..........................  550,798  460,139  467,004
   Less investment expenses.........................   23,485   22,590   20,020
                                                     -------- -------- --------
   Net investment income............................ $527,313 $437,549 $446,984
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Proceeds................................. $4,817,508  $3,283,038  $3,347,174
                                             ==========  ==========  ==========
   Gross realized gains..................... $   24,440  $   21,171  $   48,760
   Gross realized losses....................    (55,422)    (32,259)     (8,072)
                                             ----------  ----------  ----------
   Net realized gains (losses).............. $  (30,982) $  (11,088) $   40,688
                                             ==========  ==========  ==========

At December 31, 2000, investments with an aggregate carrying value of $59,986 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Debt securities.............................. $(30,982) $(11,088) $ 40,688
   Equity securities............................    5,551    11,433      (879)
   Mortgage loans on real estate................    2,659     4,661    12,637
   Real estate..................................      220       900     3,176
   Short-term investments.......................        9    (1,407)    1,533
   Other invested assets........................   (7,690)      534    (2,523)
                                                 --------  --------  --------
                                                  (30,233)    5,033    54,632
   Tax effect...................................    5,199    (5,535)  (22,290)
   Transfer from (to) interest maintenance
    reserve.....................................   15,560     6,867   (28,944)
                                                 --------  --------  --------
   Net realized gains (losses).................. $ (9,474) $  6,365  $  3,398
                                                 ========  ========  ========
                                                    Change in Unrealized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Bonds........................................ $(20,789) $(12,711) $   (836)
   Preferred stocks.............................      (93)   (2,753)      --
   Common stocks................................      800    (3,980)    3,751
   Mortgage loans...............................      296      (147)     (150)
   Other invested assets........................      183      (626)    1,739
   Real estate..................................     (181)      --        --
                                                 --------  --------  --------
   Change in unrealized......................... $(19,784) $(20,217) $  4,504
                                                 ========  ========  ========

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                                 December 31
                                                                2000     1999
                                                               -------  -------
   Unrealized gains........................................... $11,387  $11,369
   Unrealized losses..........................................  (1,792)  (5,078)
                                                               -------  -------
   Net unrealized gains....................................... $ 9,595  $ 6,291
                                                               =======  =======

During 2000, the Company issued mortgage loans with interest rates ranging from 7.73% to 9.43%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $1,450 were non-income producing for the previous twelve months. Accrued interest of $158 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,139 and $15,173, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         2000   1999
                         -----  -----
South Atlantic..........    26%    27%
Pacific.................    22     18
E. North Central........    14     17
Middle Atlantic.........    12     15
Mountain................    11      9
W. South Central........     6      6
W. North Central........     4      4
E. South Central........     2      3
New England.............     3      1

        Property Type Distribution

                         December 31
                         2000   1999
                         -----  -----
Office..................    40%    39%
Retail..................    24     28
Industrial..............    21     18
Apartment...............    10     11
Other...................     5      4

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company owns an interest rate cap to hedge against a rising interest rate environment. The cash flows from the interest rate cap will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The cap is designed to hedge against a sharp rise in interest rates during the period beginning two years from entering into the contract through the seventh year. If this event occurs, the cap will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assts rises by a commensurate amount. The counterparty is required to provide quarterly financial statements for the Company's review. The market value of the contract is monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                                2000     1999
                                                              -------- --------
   Derivative securities:
     Interest rate swaps:
       Receive fixed--pay floating........................... $451,770 $115,000
       Receive floating--pay fixed...........................  596,388   64,017
       Receive floating (uncapped)--pay floating (capped)....   32,593   41,617
       Receive floating (LIBOR)--pay floating (S&P)..........  345,000   60,000
     Interest rate cap agreements............................  518,515  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Direct premiums.......................... $3,205,023  $1,942,716  $1,533,822
   Reinsurance assumed......................  1,177,833       2,723       2,366
   Reinsurance ceded........................   (124,905)   (144,310)   (173,564)
                                             ----------  ----------  ----------
   Net premiums earned...................... $4,257,951  $1,801,129  $1,362,624
                                             ==========  ==========  ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $123,039, $139,138 and $173,297 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $28,080 and $35,511, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $1,564,867 and $1,922,322, respectively.

At December 31, 2000, amounts recoverable from unauthorized reinsurers of $30,948 (1999--$39,996) and reserve credits for reinsurance ceded of $85,163 (1999--$50,846) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $118,865 at December 31, 2000, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      2000     1999     1998
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $39,049  $27,832  $39,177
   IMR amortization.................................  (1,353)  (2,656)  (3,030)
   Tax reserve adjustment...........................   2,569    1,390      607
   Excess tax depreciation..........................    (207)    (219)    (223)
   Deferred acquisition costs--tax basis............  24,629    5,979   11,827
   Prior year under (over) accrual..................  (3,947)  (3,492)   1,750
   Dividend received deduction......................  (1,802)  (1,666)  (1,053)
   Low income housing credits.......................  (4,328)     --       --
   Other items--net.................................  (3,359)  (1,852)     780
                                                     -------  -------  -------
   Federal income tax expense....................... $51,251  $25,316  $49,835
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                           PFL Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. The examination field work for 1993 through 1995 has been completed and these years are under appeal. An examination is underway for years 1996 through 1997.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      December 31
                                               2000                1999
                                        ------------------- -------------------
                                                    Percent             Percent
                                                      of                  of
                                          Amount     Total    Amount     Total
                                        ----------- ------- ----------- -------
   Subject to discretionary withdrawal
    with market value adjustment....... $   221,151     2%  $   114,544     1%
   Subject to discretionary withdrawal
    at book value less surrender
    charge.............................   1,635,769    14       828,490     8
   Subject to discretionary withdrawal
    at market value....................   4,006,227    34     4,313,445    41
   Subject to discretionary withdrawal
    at book value (minimal or no
    charges or adjustments)............   4,279,843    37     5,021,762    48
   Not subject to discretionary
    withdrawal provision...............   1,453,732    13       248,444     2
                                        -----------   ---   -----------   ---
                                         11,596,722   100    10,526,685   100%
   Less reinsurance ceded..............   1,504,445           1,863,810
                                        -----------         -----------
   Total policy reserves on annuities
    and deposit fund liabilities....... $10,092,277         $ 8,662,875
                                        ===========         ===========

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                 Year ended December 31
                                                2000       1999       1998
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the separate accounts
    statement:
     Transfers to separate accounts.......... $ 843,530  $ 486,282  $345,319
     Transfers from separate accounts........  (325,645)  (175,822)  (42,671)
                                              ---------  ---------  --------
   Net transfers to separate accounts........   517,885    310,460   302,648
   Miscellaneous reconciling adjustments.....    (2,560)    (1,153)      191
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the life, accident and
    health annual statement.................. $ 515,325  $ 309,307  $302,839
                                              =========  =========  ========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business............. $ 2,763  $1,854   $   909
     Ordinary direct renewal business................  20,180   6,063    14,117
     Group life direct business......................     319     152       167
     Reinsurance ceded...............................  (1,088)    --     (1,088)
                                                      -------  ------   -------
                                                       22,174   8,069    14,105
   Accident and health:
     Direct..........................................     151     --        151
     Reinsurance ceded...............................     (21)    --        (21)
                                                      -------  ------   -------
   Total accident and health.........................     130     --        130
                                                      -------  ------   -------
                                                      $22,304  $8,069   $14,235
                                                      =======  ======   =======
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business............. $ 2,823  $2,085   $   738
     Ordinary direct renewal business................  20,950   6,289    14,661
     Group life direct business......................     638     243       395
     Reinsurance ceded...............................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
   Accident and health:
     Direct..........................................     138     --        138
     Reinsurance ceded...............................     (23)    --        (23)
                                                      -------  ------   -------
   Total accident and health.........................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

At December 31, 2000 and 1999, the Company had insurance in force aggregating $48,824 and $41,720, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,227 and $871 to cover these deficiencies at December 31, 2000 and 1999, respectively.

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $60,319.

The Company paid dividends to its parent of $40,000 and $120,000 in 1999 and 1998, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $457, $408 and $380 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $310, $267 and $233 for the years ended December 31, 2000, 1999 and 1998, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least

                           PFL Life Insurance Company

                             (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $41, $28 and $62 for the years ended December 31, 2000, 1999 and 1998, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $21,115, $19,983 and $18,706, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $1,234, $1,994 and $1,491, respectively, to affiliates.

During 2000, the Company received a capital contribution of $100,000 in cash from its parent.

At December 31, 2000 and 1999, the Company has net short-term notes payable to an affiliate of $6,200 and $144,500, respectively. At December 31, 2000, this consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. At December 31, 1999, this consists of short-term notes receivable from affiliates of $21,300 and short-term notes payable to affiliates of $165,800. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 4.85% to 5.90% at December 31, 1999.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during 1998, and aggregate reserves for policies and contracts are $199,491 and $190,299 at December 31, 2000 and 1999, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $311,477 and $374,124 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such

                           PFL Life Insurance Company

                             (Dollars in thousands)


10. Commitments and Contingencies (continued)

elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $148,927.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $20,188 and $19,662 and an offsetting premium tax benefit of $7,429 and $7,429 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,134, $1,994 and $1,985 for the years ended December 31, 2000, 1999 and 1998, respectively.

                           PFL Life Insurance Company

                       Summary of Investments--Other Than
                         Investments in Related Parties

                             (Dollars in thousands)
                               December 31, 2000

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $   96,119 $   96,425   $   96,119
  States, municipalities and political
   subdivisions..........................    781,607    787,691      781,607
  Foreign governments....................    201,103    206,947      201,103
  Public utilities.......................    573,870    578,806      573,870
  All other corporate bonds..............  5,357,126  5,345,122    5,357,126
Redeemable preferred stock...............     19,987     18,215       19,987
                                          ---------- ----------   ----------
Total fixed maturities...................  7,029,812  7,033,206    7,029,812
Equity securities
Common stocks:
  Public utilities.......................      1,044      1,319        1,319
  Banks, trust and insurance.............      2,108      2,344        2,344
  Industrial, miscellaneous and all
   other.................................     71,989     81,073       81,073
                                          ---------- ----------   ----------
Total equity securities..................     75,141     84,736       84,736
Mortgage loans on real estate............  1,585,896               1,585,896
Real estate..............................     38,671                  38,671
Real estate acquired in satisfaction of
 debt....................................     15,599                  15,599
Policy loans.............................     57,571                  57,571
Other long-term investments..............    218,340                 218,340
Cash and short-term investments..........     98,224                  98,224
                                          ----------              ----------
Total investments........................ $9,119,254              $9,128,849
                                          ==========              ==========

--------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                              Future Policy          Policy and
                                              Benefits and  Unearned  Contract
                                                Expenses    Premiums Liabilities
                                              ------------- -------- -----------
Year ended December 31, 2000
Individual life..............................  $2,107,973   $   --     $ 9,993
Individual health............................     179,488    10,825     11,585
Group life and health........................     109,570     7,014     20,817
Annuity......................................   4,577,664       --         --
                                               ----------   -------    -------
                                               $6,974,695   $17,839    $42,395
                                               ==========   =======    =======
Year ended December 31, 1999
Individual life..............................  $1,550,188   $   --     $ 8,607
Individual health............................     133,214    10,311     10,452
Group life and health........................     105,035     8,604     27,088
Annuity......................................   4,036,751       --         --
                                               ----------   -------    -------
                                               $5,825,188   $18,915    $46,147
                                               ==========   =======    =======
Year ended December 31, 1998
Individual life..............................  $1,355,283   $   --     $ 8,976
Individual health............................      94,294     9,631     12,123
Group life and health........................      93,405    10,298     36,908
Annuity......................................   3,925,293       --         --
                                               ----------   -------    -------
                                               $5,468,275   $19,929    $58,007
                                               ==========   =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                       Net      Benefits, Claims     Other
                          Premium   Investment     Losses and      Operating Premiums
                          Revenue    Income*   Settlement Expenses Expenses* Written
                         ---------- ---------- ------------------- --------- --------
Year ended December 31,
 2000
Individual life......... $  881,652  $132,477      $  649,924      $476,394  $    --
Individual health.......     88,222    14,132          71,399        39,427    88,000
Group life and health...     64,956    11,008          45,383        33,422    63,474
Annuity.................  3,223,121   369,696       3,203,819       247,718       --
                         ----------  --------      ----------      --------
                         $4,257,951  $527,313      $3,970,525      $796,961
                         ==========  ========      ==========      ========
Year ended December 31,
 1999
Individual life......... $  226,456  $104,029      $  274,730      $141,030  $    --
Individual health.......     77,985    10,036          58,649        35,329    77,716
Group life and health...     83,639    10,422          61,143        38,075    81,918
Annuity.................  1,413,049   313,062       1,303,537       328,821       --
                         ----------  --------      ----------      --------
                         $1,801,129  $437,549      $1,698,059      $543,255
                         ==========  ========      ==========      ========
Year ended December 31,
 1998
Individual life......... $  514,194  $ 85,258      $  545,720      $ 87,455  $    --
Individual health.......     68,963     8,004          48,144        30,442    68,745
Group life and health...    111,547    11,426          82,690        54,352   108,769
Annuity.................    667,920   342,296         592,085       335,359       --
                         ----------  --------      ----------      --------
                         $1,362,624  $446,984      $1,268,639      $507,608
                         ==========  ========      ==========      ========

--------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                      Percentage
                                     Ceded to    Assumed              of Amount
                           Gross      Other     From Other            Assumed to
                           Amount   Companies   Companies  Net Amount    Net
                         ---------- ----------  ---------- ---------- ----------
Year ended December 31,
 2000
Life insurance in
 force.................. $9,477,758 $1,088,937  $   70,808 $8,459,629      .8%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  882,584 $    4,575  $    3,361 $  881,370     0.4%
  Individual health.....     92,426      4,204         --      88,222     --
  Group life and
   health...............    173,505    108,550         --      64,955     --
  Annuity...............  2,056,508      7,576   1,174,472  3,223,404    36.4
                         ---------- ----------  ---------- ----------    ----
                         $3,205,023 $  124,905  $1,177,833 $4,257,951    27.7%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $ (500,192) $  415,910 $6,454,619     6.4%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  227,363 $    3,967  $    2,723 $  226,119     1.2%
  Individual health.....     83,489      5,504         --      77,985     --
  Group life and
   health...............    205,752    122,113         --      83,639     --
  Annuity...............  1,426,112     12,726         --   1,413,386     --
                         ---------- ----------  ---------- ----------    ----
                         $1,942,716 $  144,310  $    2,723 $1,801,129     0.2%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $  438,590  $   39,116 $5,984,621      .6%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  515,164 $    3,692  $    2,366 $  513,838      .5%
  Individual health.....     76,438      7,475         --      68,963     --
  Group life and
   health...............    255,848    144,301         --     111,547     --
  Annuity...............    686,372     18,096         --     668,276     --
                         ---------- ----------  ---------- ----------    ----
                         $1,533,822 $  173,564  $    2,366 $1,362,624      .2%
                         ========== ==========  ========== ==========    ====

                         Audited Financial Statements

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                         Year ended December 31, 2000
                      with Report of Independent Auditors

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                             Financial Statements


                         Year ended December 31, 2000



                                   Contents

Report of Independent Auditors.........................   1

Financial Statements

Balance Sheets.........................................   2
Statements of Operations...............................  14
Statements of Changes in Contract Owners' Equity.......  20
Notes to Financial Statements..........................  30

                        Report of Independent Auditors



The Board of Directors and Contract Owners of the Atlas Portfolio Builder Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheets of PFL Life Variable Annuity Account A (comprised of the Atlas Balanced Growth, Dreyfus VIF Small Cap, Dreyfus VIF Appreciation, Dreyfus VIF Disciplined Stock, Dreyfus VIF Growth & Income, Dreyfus VIF Quality Bond, Federated Utility Fund II, Federated High Income Bond Fund II, WRL Janus Global, WRL Janus Growth, WRL VKAM Emerging Growth, WRL Alger Aggressive Growth, Dreyfus Small Cap Value, Capital Guardian Value, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, AIM V.I. Growth Fund, AIM V.I. Growth & Income Fund, AIM V.I. Value Fund, Alliance Growth, Alliance Premier Growth, Alliance Technology, The Dreyfus Socially Responsible Growth, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Growth, Janus Aspen International Growth, and Janus Aspen World Wide Growth Subaccounts), which are available for investment by contract owners of the Atlas Portfolio Builder Variable Annuity, as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Life Variable Annuity Account A which are available for investment by contract owners of the Atlas Portfolio Builder Variable Annuity at December 31, 2000, and the results of their operations and changes in contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Des Moines, Iowa
February 2, 2001

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                                Balance Sheets

                               December 31, 2000

                                                                  Atlas            Dreyfus
                                                                 Balanced            VIF             Dreyfus VIF
                                                                  Growth          Small Cap         Appreciation
                                                                Subaccount       Subaccount          Subaccount
                                                               --------------------------------------------------
Assets
Cash                                                            $        31      $          -         $         1
Investments in mutual funds, at current market value:
 Atlas Insurance Trust:
   Atlas Balanced Growth Portfolio                               21,046,132                 -                   -
 Dreyfus Variable Investment Fund:
   Dreyfus VIF Small Cap Portfolio                                        -         4,499,514                   -
   Dreyfus VIF Appreciation Portfolio                                     -                 -          10,796,235
   Dreyfus VIF Disciplined Stock Portfolio                                -                 -                   -
   Dreyfus VIF Growth & Income Portfolio                                  -                 -                   -
   Dreyfus VIF Quality Bond Portfolio                                     -                 -                   -
 Federated Insurance Series:
   Federated Utility Fund II Portfolio                                    -                 -                   -
   Federated High Income Bond Fund II Portfolio                           -                 -                   -
 WRL Series Fund, Inc.:
   WRL Janus Global Portfolio                                             -                 -                   -
   WRL Janus Growth Portfolio                                             -                 -                   -
   WRL VKAM Emerging Growth Portfolio                                     -                 -                   -
   WRL Alger Aggressive Growth Portfolio                                  -                 -                   -
 Endeavor Series Trust:
   Dreyfus Small Cap Value Portfolio                                      -                 -                   -
   Capital Guardian Value Portfolio                                       -                 -                   -
   T. Rowe Price Equity Income Portfolio                                  -                 -                   -
   T. Rowe Price Growth Stock Portfolio                                   -                 -                   -
 AIM Variable Insurance Funds:
   AIM V.I. Growth Fund                                                   -                 -                   -
   AIM V.I. Growth & Income Fund                                          -                 -                   -
   AIM V.I. Value Fund                                                    -                 -                   -
 Alliance Variable Products Series Fund, Inc.-Class B:
   Alliance Growth Portfolio                                              -                 -                   -
   Alliance Premier Growth Portfolio                                      -                 -                   -
   Alliance Technology Portfolio                                          -                 -                   -
 The Dreyfus Socially Responsible Growth Fund, Inc.                       -                 -                   -

See accompanying notes.

    Dreyfus VIF        Dreyfus VIF       Dreyfus VIF        Federated        Federated
    Disciplined          Growth &          Quality           Utility        High Income       WRL Janus
       Stock              Income             Bond            Fund II        Bond Fund II        Global
    Subaccount          Subaccount        Subaccount       Subaccount        Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------
$          101       $           24     $          20    $           -    $            -    $           7


             -                    -                 -                -                 -                -

             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -
    16,288,148                    -                 -                -                 -                -
             -            6,515,526                 -                -                 -                -
             -                    -         4,440,363                -                 -                -

             -                    -                 -        3,672,887                 -                -
             -                    -                 -                -         2,360,330                -

             -                    -                 -                -                 -       24,784,191
             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -

             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -

             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -

             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -
             -                    -                 -                -                 -                -

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                          Balance Sheets (continued)


                                                                  Atlas
                                                                Balanced      Dreyfus VIF     Dreyfus VIF
                                                                 Growth        Small Cap      Appreciation
                                                               Subaccount      Subaccount      Subaccount
                                                              ----------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
   (continued):
   Janus Aspen Series-Service Shares:
     Janus Aspen Aggressive Growth Portfolio                    $         -    $        -      $         -
     Janus Aspen Balanced Portfolio                                       -             -                -
     Janus Aspen Growth Portfolio                                         -             -                -
     Janus Aspen International Growth Portfolio                           -             -                -
     Janus Aspen World Wide Growth Portfolio                              -             -                -
                                                              ----------------------------------------------
Total investments in mutual funds                                21,046,132     4,499,514       10,796,235
                                                              ----------------------------------------------
Total assets                                                    $21,046,163    $4,499,514      $10,796,236
                                                              ==============================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                $         -    $       41      $         -
                                                              ----------------------------------------------
                                                                          -            41                -

Contract owners' equity:
   Deferred annuity contracts terminable by owners               21,046,163     4,499,473       10,796,236
                                                              ----------------------------------------------
Total liabilities and contract owners' equity                   $21,046,163    $4,499,514      $10,796,236
                                                              ==============================================



See accompanying notes.

   Dreyfus VIF         Dreyfus VIF       Dreyfus VIF        Federated       Federated
   Disciplined          Growth &           Quality           Utility       High Income        WRL Janus
      Stock              Income             Bond             Fund II       Bond Fund II         Global
   Subaccount          Subaccount        Subaccount        Subaccount       Subaccount        Subaccount
---------------------------------------------------------------------------------------------------------



   $         -          $        -        $        -       $        -        $        -      $         -
             -                   -                 -                -                 -                -
             -                   -                 -                -                 -                -
             -                   -                 -                -                 -                -
             -                   -                 -                -                 -                -
---------------------------------------------------------------------------------------------------------
    16,288,148           6,515,526         4,440,363        3,672,887         2,360,330       24,784,191
---------------------------------------------------------------------------------------------------------
   $16,288,249          $6,515,550        $4,440,383       $3,672,887        $2,360,330      $24,784,198
=========================================================================================================



   $         -          $        -        $        -       $      172        $       12      $         -
---------------------------------------------------------------------------------------------------------
             -                   -                 -              172                12                -


    16,288,249           6,515,550         4,440,383        3,672,715         2,360,318       24,784,198
---------------------------------------------------------------------------------------------------------
   $16,288,249          $6,515,550        $4,440,383       $3,672,887        $2,360,330      $24,784,198
=========================================================================================================

                      PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                           Balance Sheets (continued)


                                                                                 WRL VKAM          WRL Alger
                                                                WRL Janus        Emerging         Aggressive
                                                                  Growth          Growth            Growth
                                                                Subaccount      Subaccount        Subaccount
                                                                -----------     -----------       -----------
Assets
Cash                                                            $     1,045     $       347       $         7
Investments in mutual funds, at current market value:
   Atlas Insurance Trust:
     Atlas Balanced Growth Portfolio                                      -               -                 -
   Dreyfus Variable Investment Fund:
     Dreyfus VIF Small Cap Portfolio                                      -               -                 -
     Dreyfus VIF Appreciation Portfolio                                   -               -                 -
     Dreyfus VIF Disciplined Stock Portfolio                              -               -                 -
     Dreyfus VIF Growth & Income Portfolio                                -               -                 -
     Dreyfus VIF Quality Bond Portfolio                                   -               -                 -
   Federated Insurance Series:
     Federated Utility Fund II Portfolio                                  -               -                 -
     Federated High Income Bond Fund II Portfolio                         -               -                 -
   WRL Series Fund, Inc.:
     WRL Janus Global Portfolio                                           -               -                 -
     WRL Janus Growth Portfolio                                  46,674,164               -                 -
     WRL VKAM Emerging Growth Portfolio                                   -      17,312,197                 -
     WRL Alger Aggressive Growth Portfolio                                -               -           574,932
   Endeavor Series Trust:
     Dreyfus Small Cap Value Portfolio                                    -               -                 -
     Capital Guardian Value Portfolio                                     -               -                 -
     T. Rowe Price Equity Income Portfolio                                -               -                 -
     T. Rowe Price Growth Stock Portfolio                                 -               -                 -
   AIM Variable Insurance Funds:
     AIM V.I. Growth Fund                                                 -               -                 -
     AIM V.I. Growth & Income Fund                                        -               -                 -
     AIM V.I. Value Fund                                                  -               -                 -
   Alliance Variable Products Series Fund, Inc.-Class B:
     Alliance Growth Portfolio                                            -               -                 -
     Alliance Premier Growth Portfolio                                    -               -                 -
     Alliance Technology Portfolio                                        -               -                 -
   The Dreyfus Socially Responsible Growth Fund, Inc.                     -               -                 -


See accompanying notes.

      Dreyfus           Capital         T. Rowe Price                                          AIM V.I.
     Small Cap          Guardian           Equity        T. Rowe Price       AIM V.I.          Growth &
       Value             Value             Income         Growth Stock        Growth            Income
     Subaccount        Subaccount        Subaccount        Subaccount       Subaccount        Subaccount
-------------------------------------------------------------------------------------------------------------
    $         -       $         -        $        20      $        28       $        16       $        15



              -                 -                  -                -                 -                 -

              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -

              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -

              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -

      1,626,214                 -                  -                -                 -                 -
              -           942,762                  -                -                 -                 -
              -                 -          5,445,369                -                 -                 -
              -                 -                  -       13,155,375                 -                 -

              -                 -                  -                -         1,233,372                 -
              -                 -                  -                -                 -         1,376,419
              -                 -                  -                -                 -                 -

              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -
              -                 -                  -                -                 -                 -

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                          Balance Sheets (continued)




                                                                                 WRL VKAM        WRL Alger
                                                                WRL Janus        Emerging       Aggressive
                                                                 Growth           Growth          Growth
                                                               Subaccount       Subaccount      Subaccount
                                                              --------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
   (continued):
   Janus Aspen Series-Service Shares:
     Janus Aspen Aggressive Growth Portfolio                  $           -  $            -    $         -
     Janus Aspen Balanced Portfolio                                       -               -              -
     Janus Aspen Growth Portfolio                                         -               -              -
     Janus Aspen International Growth Portfolio                           -               -              -
     Janus Aspen World Wide Growth Portfolio                              -               -              -
                                                              --------------------------------------------
Total investments in mutual funds                                46,674,164      17,312,197        574,932
                                                              --------------------------------------------
Total assets                                                    $46,675,209     $17,312,544       $574,939
                                                              ============================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                              $           -  $            -    $         -
                                                              --------------------------------------------
                                                                          -               -              -
Contract owners' equity:
   Deferred annuity contracts terminable by owners               46,675,209      17,312,544        574,939
                                                              --------------------------------------------
Total liabilities and contract owners' equity                   $46,675,209     $17,312,544       $574,939
                                                              ============================================

See accompanying notes.

  Dreyfus            Capital        T. Rowe Price                                          AIM V.I.
 Small Cap          Guardian            Equity       T. Rowe Price        AIM V.I.         Growth &
   Value              Value             Income        Growth Stock         Growth           Income
 Subaccount        Subaccount         Subaccount       Subaccount        Subaccount       Subaccount
-----------        ----------       -------------    ------------       -----------       ----------
$         -         $       -        $         -     $          -       $         -       $         -
          -                 -                  -                -                 -                 -
          -                 -                  -                -                 -                 -
          -                 -                  -                -                 -                 -
          -                 -                  -                -                 -                 -
          -                 -                  -                -                 -                 -
-----------         ---------        -----------     ------------       -----------       -----------
  1,626,214           942,762          5,445,369       13,155,375         1,233,372         1,376,419
-----------         ---------        -----------     ------------       -----------       -----------
$ 1,626,214         $ 942,762        $ 5,445,389     $ 13,155,403       $ 1,233,388       $ 1,376,434
===========         =========        ===========     ============       ===========       ===========

$        47         $      13        $         -     $          -       $         -       $         -
-----------         ---------        -----------     ------------       -----------       -----------
         47                13                  -                -                 -                 -

  1,626,167           942,749          5,445,389       13,155,403         1,233,388         1,376,434
-----------         ---------        -----------     ------------       -----------       -----------
$ 1,626,214         $ 942,762        $ 5,445,389     $ 13,155,403       $ 1,233,388       $ 1,376,434
===========         =========        ===========     ============       ===========       ===========

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                          Balance Sheets (continued)

                                                                                                             Alliance
                                                                           AIM V.I.         Alliance         Premier
                                                                             Value           Growth           Growth
                                                                          Subaccount       Subaccount       Subaccount
                                                                        -------------    --------------   --------------
Assets
Cash                                                                      $         -      $       -       $         2
Investments in mutual funds, at current market value:
  Atlas Insurance Trust:
    Atlas Balanced Growth Portfolio                                                 -              -                 -
  Dreyfus Variable Investment Fund:
    Dreyfus VIF Small Cap Portfolio                                                 -              -                 -
    Dreyfus VIF Appreciation Portfolio                                              -              -                 -
    Dreyfus VIF Disciplined Stock Portfolio                                         -              -                 -
    Dreyfus VIF Growth & Income Portfolio                                           -              -                 -
    Dreyfus VIF Quality Bond Portfolio                                              -              -                 -
   Federated Insurance Series:
    Federated Utility Fund II Portfolio                                             -              -                 -
    Federated High Income Bond Fund II Portfolio                                    -              -                 -
   WRL Series Fund, Inc.:
    WRL Janus Global Portfolio                                                      -              -                 -
    WRL Janus Growth Portfolio                                                      -              -                 -
    WRL VKAM Emerging Growth Portfolio                                              -              -                 -
    WRL Alger Aggressive Growth Portfolio                                           -              -                 -
   Endeavor Series Trust:
    Dreyfus Small Cap Value Portfolio                                               -              -                 -
    Capital Guardian Value Portfolio                                                -              -                 -
    T. Rowe Price Equity Income Portfolio                                           -              -                 -
    T. Rowe Price Growth Stock Portfolio                                            -              -                 -
   AIM Variable Insurance Funds:
    AIM V.I. Growth Fund                                                            -              -                 -
    AIM V.I. Growth & Income Fund                                                   -              -                 -
    AIM V.I. Value Fund                                                     1,337,143              -                 -
   Alliance Variable Products Series Fund, Inc.-Class B:
    Alliance Growth Portfolio                                                       -        545,548                 -
    Alliance Premier Growth Portfolio                                               -              -         2,390,575
    Alliance Technology Portfolio                                                   -              -                 -
   The Dreyfus Socially Responsible Growth Fund, Inc.                               -              -                 -

See accompanying notes.

                     The Dreyfus
                       Socially      Janus Aspen                                   Janus Aspen      Janus Aspen
     Alliance        Responsible      Aggressive    Janus Aspen    Janus Aspen    International      World Wide
    Technology          Growth          Growth        Balanced        Growth          Growth           Growth
    Subaccount        Subaccount      Subaccount     Subaccount     Subaccount      Subaccount       Subaccount
  -------------    --------------  --------------  ------------- --------------  ---------------   --------------
    $       53        $       2       $       62         $   15        $    52        $     -         $     -


             -                -                -              -              -               -              -

             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
             -                -                -              -              -               -              -

             -                -                -              -              -               -              -
             -                -                -              -              -               -              -

             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
             -                -                -              -              -               -              -

             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
             -                -                -              -              -               -              -

             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
             -                -                -              -              -               -              -

             -                -                -              -              -               -              -
             -                -                -              -              -               -              -
     1,551,428                -                -              -              -               -              -
             -          314,404                -              -              -               -              -

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                          Balance Sheets (continued)

                                                                                                  Alliance
                                                                 AIM V.I.        Alliance         Premier
                                                                  Value           Growth           Growth
                                                                Subaccount      Subaccount       Subaccount
                                                              --------------- ---------------- ---------------
Assets (continued)
Investments in mutual funds, at current market value
   (continued):
   Janus Aspen Series-Service Shares:
     Janus Aspen Aggressive Growth Portfolio                     $        -      $       -        $        -
     Janus Aspen Balanced Portfolio                                       -              -                 -
     Janus Aspen Growth Portfolio                                         -              -                 -
     Janus Aspen International Growth Portfolio                           -              -                 -
     Janus Aspen World Wide Growth Portfolio                              -              -                 -
                                                              -------------   ------------     -------------
Total investments in mutual funds                                 1,337,143        545,548         2,390,575
                                                              -------------   ------------     -------------
Total assets                                                     $1,337,143      $ 545,548        $2,390,577
                                                              =============   ============     =============

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                 $        6      $       3        $        -
                                                              -------------   ------------     -------------
                                                                          6              3                 -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                1,337,137        545,545         2,390,577
                                                              -------------   ------------     -------------
Total liabilities and contract owners' equity                    $1,337,143      $ 545,548        $2,390,577
                                                              =============   ============     =============


See accompanying notes.

                                                                                                      Janus
                     The Dreyfus       Janus                                                          Aspen
                      Socially         Aspen           Janus          Janus         Janus Aspen       World
     Alliance        Responsible     Aggressive        Aspen          Aspen        International       Wide
    Technology         Growth          Growth         Balanced        Growth          Growth          Growth
    Subaccount       Subaccount      Subaccount      Subaccount     Subaccount      Subaccount      Subaccount
  -------------    -------------   --------------  --------------  ------------   --------------   ------------

   $         -      $         -      $2,316,460      $        -     $        -      $        -      $       -
             -                -               -       1,725,617              -               -              -
             -                -               -               -      2,457,509               -              -
             -                -               -               -              -       2,165,593              -
             -                -               -               -              -               -        291,892
  ------------     ------------    ------------    ------------    -----------    ------------      ---------
     1,551,428          314,404       2,316,460       1,725,617      2,457,509       2,165,593        291,892
  ------------     ------------    ------------    ------------    -----------    ------------      ---------
   $ 1,551,481      $   314,406      $2,316,522      $1,725,632     $2,457,561      $2,165,593       $291,892
  ============     ============    ============    ============    ===========    ============      =========


   $         -      $         -      $        -      $        -     $        -      $       10        $     1
  ------------     ------------    ------------    ------------    -----------    ------------      ---------
             -                -               -               -              -              10              1

     1,551,481          314,406       2,316,522       1,725,632      2,457,561       2,165,583        291,891
  ------------     ------------    ------------    ------------    -----------    ------------      ---------
   $ 1,551,481      $   314,406      $2,316,522      $1,725,632     $2,457,561      $2,165,593       $291,892
  ============     ============    ============    ============    ===========    ============      =========

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                           Statements of Operations

                 Year ended December 31, 2000, except as noted



                                                                  Atlas          Dreyfus
                                                                Balanced           VIF         Dreyfus VIF
                                                                 Growth         Small Cap     Appreciation
                                                               Subaccount       Subaccount     Subaccount
                                                              ------------     ------------  --------------
Net investment income (loss)
 Income:
   Dividends                                                   $ 1,201,071     $ 1,973,994      $   192,876
 Expenses
   Administrative, mortality and expense risk charge               265,771          51,825          163,127
                                                              ------------     -----------   --------------
Net investment income (loss)                                       935,300       1,922,169           29,749

Net realized and unrealized capital gain (loss) from
   investments
   Net realized capital gain (loss) from sales of
    investments:
    Proceeds from sales                                          1,043,868         379,836        3,184,516
    Cost of investments sold                                       807,256         340,559        2,507,931
                                                              ------------     -----------   --------------
  Net realized capital gain (loss) from sales of
    investments                                                    236,612          39,277          676,585

  Net change in unrealized appreciation/depreciation of
    investments:
    Beginning of period                                          1,823,457         345,506        1,150,901
    End of period                                                 (610,458)     (1,259,027)         265,802
                                                              ------------     -----------   --------------
  Net change in unrealized appreciation/depreciation of
    investments                                                 (2,433,915)     (1,604,533)        (885,099)
                                                              ------------     -----------   --------------

Net realized and unrealized capital gain (loss) from
  investments                                                   (2,197,303)     (1,565,256)        (208,514)
                                                              ------------     -----------   --------------
Increase (decrease) from operations                            $(1,262,003)    $   356,913      $  (178,765)
                                                              ============     ===========   ==============


(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.



See accompanying notes.

 Dreyfus VIF       Dreyfus VIF      Dreyfus VIF       Federated        Federated
 Disciplined        Growth &          Quality          Utility        High Income       WRL Janus
    Stock            Income             Bond           Fund II        Bond Fund II        Global
  Subaccount       Subaccount        Subaccount      Subaccount        Subaccount       Subaccount
-------------      -----------      -----------      -----------      ------------     ------------
 $    177,404      $   275,640      $   269,790      $   204,083      $   275,218      $  6,135,987

      241,539           94,269           61,591           55,370           38,704           345,253
 ------------      -----------      -----------      -----------      -----------      ------------
      (64,135)         181,371          208,199          148,713          236,514         5,790,734



    2,019,232        1,042,862        2,164,102        1,288,182        1,125,710         1,088,195
    1,572,881          925,808        2,363,681        1,365,693        1,331,155           645,433
 ------------      -----------      -----------      -----------      -----------      ------------

      446,351          117,054         (199,579)         (77,511)        (205,445)          442,762



    2,168,427          615,743         (333,822)          13,399         (133,251)        4,490,586
       (5,307)          (9,289)          51,486         (472,213)        (447,489)       (7,895,210)
 ------------      -----------      -----------      -----------      -----------      ------------

   (2,173,734)        (625,032)         385,308         (485,612)        (314,238)      (12,385,796)
 ------------      -----------      -----------      -----------      -----------      ------------

   (1,727,383)        (507,978)         185,729         (563,123)        (519,683)      (11,943,034)
 ------------      -----------      -----------      -----------      -----------      ------------
  $(1,791,518)     $  (326,607)     $   393,928      $  (414,410)     $  (283,169)     $ (6,152,300)
 ============      ===========      ===========      ===========      ===========      ============

                      PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                      Statements of Operations (continued)

                                                                               WRL VKAM        WRL Alger
                                                              WRL Janus        Emerging        Aggressive
                                                               Growth           Growth           Growth
                                                             Subaccount        Subaccount      Subaccount (1)
                                                            -------------     -----------      --------------
Net investment income (loss)
 Income:
   Dividends                                                $   7,945,389     $ 4,956,143        $   81,491
 Expenses:
   Administrative, mortality and expense risk charge              798,285         230,048             3,358
                                                            -------------     -----------        ----------
Net investment income (loss)                                    7,147,104       4,726,095            78,133

Net realized and unrealized capital gain (loss) from
 investments
 Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                          2,657,385       1,064,015             9,189
   Cost of investments sold                                     1,668,943         527,445            10,594
                                                            -------------     -----------        ----------
 Net realized capital gain (loss) from sales of
   investments                                                    988,442         536,570            (1,405)
 Net change in unrealized appreciation/depreciation
   of investments:
   Beginning of period                                          7,136,773       2,658,817                 -
   End of period                                              (20,803,376)     (6,541,523)         (240,032)
                                                            -------------     -----------        ----------
 Net change in unrealized appreciation/depreciation
   of investments                                             (27,940,149)     (9,200,340)         (240,032)
                                                            -------------     -----------        ----------
Net realized and unrealized capital gain (loss) from
   investments                                                (26,951,707)     (8,663,770)         (241,437)
                                                            -------------     -----------        ----------
Increase (decrease) from operations                         $ (19,804,603)    $(3,937,675)       $ (163,304)
                                                            =============     ===========        ==========

(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.



See accompanying notes.

   Dreyfus          Capital     T. Rowe Price                                            AIM V.I.
  Small Cap        Guardian        Equity         T. Rowe Price       AIM V.I.           Growth &
    Value           Value          Income          Growth Stock        Growth             Income
  Subaccount      Subaccount     Subaccount         Subaccount       Subaccount (1)     Subaccount (1)
  ----------      ----------   ---------------    -------------      -------------      --------------
  $  205,845      $  176,373     $   652,673       $ 1,114,069         $   39,637         $   38,483

      19,369          13,936          74,720           160,258              5,326              5,641
  ----------      ----------     -----------        ----------         ----------         ----------
     186,476         162,437         577,953           953,811             34,311             32,842



     198,726         427,426       2,048,997           589,143             33,944             54,249
     212,552         525,328       2,289,458           496,653             34,002             54,785
  ----------      ----------     -----------        ----------         ----------         ----------

     (13,826)        (97,902)       (240,461)           92,490                (58)              (536)


      99,752         (72,564)       (168,719)        1,220,726                  -                  -
      36,338        (102,407)          9,088          (235,392)          (332,093)          (252,322)
  ----------      ----------     -----------        ----------         ----------         ----------

     (63,414)        (29,843)        177,807        (1,456,118)          (332,093)          (252,322)
  ----------      ----------     -----------        ----------         ----------         ----------

     (77,240)       (127,745)        (62,654)       (1,363,628)          (332,151)          (252,858)
  ----------      ----------     -----------        ----------         ----------         ----------
  $  109,236      $   34,692     $   515,299       $  (409,817)        $ (297,840)        $ (220,016)
  ==========      ==========     ===========       ===========         ==========         ==========

                      PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                      Statements of Operations (continued)

                                                                                                Alliance
                                                        AIM V.I. Value    Alliance Growth    Premier Growth
                                                        Subaccount (1)     Subaccount (1)    Subaccount (1)
                                                       -----------------------------------------------------
Net investment income (loss)
   Income:
     Dividends                                            $   57,037          $   4,289        $    3,818
   Expenses:
     Administrative, mortality and expense
       risk charge                                             5,702              2,547            11,773
                                                          -----------------------------------------------
Net investment income (loss)                                  51,335              1,742            (7,955)

Net realized and unrealized capital gain (loss)
   from investments
   Net realized capital gain (loss) from sales of
     investments:
     Proceeds from sales                                      30,562             22,533            84,897
     Cost of investments sold                                 34,874             25,325            90,441
                                                          -----------------------------------------------
   Net realized capital gain (loss) from sales of
     investments                                              (4,312)            (2,792)           (5,544)

   Net change in unrealized
     appreciation/depreciation of investments:
     Beginning of period                                           -                  -                 -
     End of period                                          (205,376)           (81,320)         (473,759)
                                                          -----------------------------------------------
   Net change in unrealized appreciation/
     depreciation of investments                            (205,376)           (81,320)         (473,759)
                                                          -----------------------------------------------

Net realized and unrealized capital gain (loss)
   from investments                                         (209,688)           (84,112)         (479,303)
                                                          -----------------------------------------------
Increase (decrease) from operations                       $ (158,353)         $ (82,370)       $ (487,258)
                                                          ===============================================


(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.



See accompanying notes.

                   The Dreyfus                        Janus         Janus
                     Socially        Janus Aspen      Aspen         Aspen          Janus Aspen    Janus Aspen
   Alliance        Responsible       Aggressive      Balanced       Growth        International    World Wide
  Technology          Growth        Growth Sub-        Sub-          Sub-          Growth Sub-     Growth Sub-
Subaccount (1)    Subaccount (1)     account (1)     account (1)    account (1)     account (1)    account (2)
--------------------------------------------------------------------------------------------------------------
 $     1,250        $   2,395        $    64,626      $  34,382     $   51,010      $   38,713      $      73


       9,074            1,202             14,476          7,388         11,452          11,189            509
 ------------------------------------------------------------------------------------------------------------
      (7,824)           1,193             50,150         26,994         39,558          27,524           (436)




     282,752           14,499            176,461         19,008         25,830         136,099            283
     297,246           15,793            190,066         19,756         28,999         151,260            318
 ------------------------------------------------------------------------------------------------------------

     (14,494)          (1,294)           (13,605)          (748)        (3,169)        (15,161)           (35)



           -                -                  -              -              -               -              -
    (572,053)         (34,381)        (1,000,425)       (71,912)      (440,154)       (413,326)       (13,825)
 ------------------------------------------------------------------------------------------------------------

    (572,053)         (34,381)        (1,000,425)       (71,912)      (440,154)       (413,326)       (13,825)
 ------------------------------------------------------------------------------------------------------------


    (586,547)         (35,675)        (1,014,030)       (72,660)      (443,323)       (428,487)       (13,860)
 ------------------------------------------------------------------------------------------------------------
 $  (594,371)       $ (34,482)       $  (963,880)     $ (45,666)    $ (403,765)     $ (400,963)     $ (14,296)
 ============================================================================================================

                      PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 2000 and 1999, except as noted

                                                      Atlas Balanced                   Dreyfus VIF Small Cap
                                                    Growth Subaccount                       Subaccount
                                               -----------------------------         --------------------------
                                                  2000              1999                2000           1999
                                               -----------------------------         --------------------------
Operations:
  Net investment income (loss)                 $   935,300       $ 1,708,507         $ 1,922,169     $  (31,873)
  Net realized capital gain (loss)                 236,612           218,644              39,277        (42,775)
  Net change in unrealized appreciation/
     depreciation of investments                (2,433,915)        1,434,618          (1,604,533)       547,594
                                               -----------------------------         --------------------------
Increase (decrease) from operations             (1,262,003)        3,361,769             356,913        472,946

Contract transactions:
   Net contract purchase payments                4,390,485         1,082,243             927,160        490,529
   Transfer payments from (to) other
     subaccounts or general account              2,962,708          (726,343)            408,127       (354,907)
   Contract terminations, withdrawals,
     and other deductions                         (675,229)         (540,506)           (112,375)      (118,433)
                                               -----------------------------         --------------------------
Increase (decrease) from contract
  transactions                                   6,677,964          (184,606)          1,222,912         17,189
                                               -----------------------------         --------------------------
Net increase (decrease) in contract
  owners' equity                                 5,415,961         3,177,163           1,579,825        490,135

Contract owners' equity:
  Beginning of period                           15,630,202        12,453,039           2,919,648      2,429,513
                                               -----------------------------         --------------------------
  End of period                                $21,046,163       $15,630,202         $ 4,499,473     $2,919,648
                                               =============================         ==========================

(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.



See accompanying notes.

     Dreyfus VIF Appreciation           Dreyfus VIF Disciplined Stock         Dreyfus VIF Growth & Income
            Subaccount                            Subaccount                          Subaccount
--------------------------------       ------------------------------        ----------------------------
      2000              1999                2000             1999                2000            1999
-------------      -------------       -------------    -------------        -------------- -------------
$      29,749      $      (7,049)      $     (64,135)   $       3,636         $   181,371     $   150,091

      676,585            177,922             446,351          204,607             117,054          41,478

     (885,099)           612,991          (2,173,734)       1,574,903            (625,032)        488,715
-------------      -------------       -------------    -------------         -----------     -----------
     (178,765)           783,864          (1,791,518)       1,783,146            (326,607)        680,284


      999,491          3,704,552           2,942,957        5,070,427             982,168       1,619,153

   (1,539,245)         3,246,461             318,656        2,935,398             (49,417)        495,889

     (316,827)          (217,958)           (483,444)        (465,013)           (159,146)       (191,627)
-------------      -------------       -------------    -------------         -----------     -----------

     (856,581)         6,733,055           2,778,169        7,540,812             773,605       1,923,415
-------------      -------------       -------------    -------------         -----------     -----------

   (1,035,346)         7,516,919             986,651        9,323,958             446,998       2,603,699


   11,831,582          4,314,663          15,301,598        5,977,640           6,068,552       3,464,853
-------------      -------------       -------------    -------------         -----------     -----------
$  10,796,236      $  11,831,582       $  16,288,249    $  15,301,598         $ 6,515,550     $ 6,068,552
=============      =============       =============    =============         ===========     ===========

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                    Dreyfus VIF Quality                    Federated Utility
                                                      Bond Subaccount                      Fund II Subaccount
                                                ----------------------------         ----------------------------
                                                      2000         1999                 2000            1999
                                                -------------- -------------         -----------     ------------
  Operations:
    Net investment income (loss)                $   208,199      $   223,713         $   148,713      $   140,112
    Net realized capital gain (loss)               (199,579)         (84,766)            (77,511)           7,884
    Net change in unrealized appreciation/
       depreciation of investments                  385,308         (194,136)           (485,612)        (103,942)
                                                -----------      -----------         -----------      -----------
  Increase (decrease) from operations               393,928          (55,189)           (414,410)          44,054

  Contract transactions:
     Net contract purchase payments                 482,532          754,261             323,323        1,432,005
     Transfer payments from (to) other
       subaccounts or general account            (1,489,045)        (185,038)           (468,856)       1,243,206
     Contract terminations, withdrawals,
       and other deductions                        (411,927)        (315,762)           (229,484)        (144,868)
                                                -----------      -----------         -----------      -----------
  Increase (decrease) from contract
    transactions                                 (1,418,440)         253,461            (375,017)       2,530,343
                                                -----------      -----------         -----------      -----------
  Net increase (decrease) in contract
    owners' equity                               (1,024,512)         198,272            (789,427)       2,574,397

  Contract owners' equity:
    Beginning of period                           5,464,895        5,266,623           4,462,142        1,887,745
                                                -----------      -----------         -----------      -----------
    End of period                               $ 4,440,383      $ 5,464,895         $ 3,672,715      $ 4,462,142
                                                ===========      ===========         ===========      ===========


(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.



See accompanying notes.

        Federated High Income                    WRL Janus Global                      WRL Janus Growth
       Bond Fund II Subaccount                      Subaccount                            Subaccount
    -----------------------------          -----------------------------         ------------------------------
        2000              1999                2000              1999                 2000             1999
    -----------       -----------          ------------    -------------         ------------      ------------
    $   236,514       $   193,647          $  5,790,734    $     818,181         $  7,147,104      $  7,069,991
       (205,445)          (54,545)              442,762           93,975              988,442           178,671

       (314,238)         (119,035)          (12,385,796)       4,280,007          (27,940,149)        5,584,974
    -----------       -----------          ------------    -------------         ------------      ------------
       (283,169)           20,067            (6,152,300)       5,192,163          (19,804,603)       12,833,636


        389,469           539,724            10,050,994        3,967,049           16,851,480        16,016,289

       (739,726)          (47,454)            6,024,762        2,467,165            5,014,181        10,289,926

       (155,922)         (266,150)             (634,380)        (155,886)          (1,876,864)         (396,090)
    -----------       -----------          ------------    -------------         ------------      ------------

       (506,179)          226,120            15,441,376        6,278,328           19,988,797        25,910,125
    -----------       -----------          ------------    -------------         ------------      ------------

       (789,348)          246,187             9,289,076       11,470,491              184,194        38,743,761


      3,149,666         2,903,479            15,495,122        4,024,631           46,491,015         7,747,254
    -----------       -----------          ------------    -------------         ------------      ------------
    $ 2,360,318       $ 3,149,666          $ 24,784,198    $  15,495,122         $ 46,675,209      $ 46,491,015
    ===========       ===========          ============    =============         ============      ============

                      PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                                                      WRL Alger Aggressive
                                                    WRL VKAM Emerging Growth                Growth
                                                           Subaccount                      Subaccount
                                                  ------------------------------     ----------------------
                                                      2000            1999                 2000 (1)
                                                  ------------------------------     ----------------------
  Operations:
    Net investment income (loss)                  $  4,726,095     $1,131,459              $  78,133
    Net realized capital gain (loss)                   536,570         49,631                 (1,405)
    Net change in unrealized appreciation/
       depreciation of investments                  (9,200,340)     2,450,090               (240,032)
                                                  ------------------------------     ----------------------
  Increase (decrease) from operations               (3,937,675)     3,631,180               (163,304)

  Contract transactions:
    Net contract purchase payments                   8,245,378      2,638,570                376,340
    Transfer payments from (to) other
       subaccounts or general account                4,061,384      1,694,531                365,273
    Contract terminations, withdrawals, and
       other deductions                               (383,759)      (143,642)                (3,370)
                                                  ------------------------------     ----------------------
  Increase (decrease) from contract transactions
                                                    11,923,003      4,189,459                738,243
                                                  ------------------------------     ----------------------
  Net increase (decrease) in contract owners'
    equity                                           7,985,328      7,820,639                574,939

  Contract owners' equity:
    Beginning of period                              9,327,216      1,506,577                      -
                                                  ------------------------------     ----------------------
    End of period                                 $ 17,312,544     $9,327,216              $ 574,939
                                                  ==============================     ======================


(1) Commencement of operations, May 1, 2000.

(2) Commencement of operations, October 9, 2000.


See accompanying notes.

         Dreyfus Small Cap                Capital Guardian Value              T. Rowe Price Equity
          Value Subaccount                      Subaccount                      Income Subaccount
  ---------------------------------    ------------------------------    -------------------------------
        2000             1999              2000            1999               2000            1999
  ---------------------------------    ------------------------------    -------------------------------
     $  186,476       $   72,608        $   162,437     $   37,418         $  577,953      $  212,180
        (13,826)         (54,573)           (97,902)       (28,578)          (240,461)         10,521

        (63,414)         190,481            (29,843)       (68,911)           177,807        (209,619)
  ---------------------------------    ------------------------------    -------------------------------
        109,236          208,516             34,692        (60,071)           515,299          13,082


        260,244          114,065             87,319        291,551            467,731       1,200,805

        222,551         (136,651)          (195,605)       (89,894)          (974,677)      1,033,084

        (30,525)         (30,488)           (54,489)       (29,409)          (164,493)       (153,162)
  ---------------------------------    ------------------------------    -------------------------------

        452,270          (53,074)          (162,775)       172,248           (671,439)      2,080,727
  ---------------------------------    ------------------------------    -------------------------------

        561,506          155,442           (128,083)       112,177           (156,140)      2,093,809


      1,064,661          909,219          1,070,832        958,655          5,601,529       3,507,720
  ---------------------------------    ------------------------------    -------------------------------
     $1,626,167       $1,064,661        $   942,749     $1,070,832         $5,445,389      $5,601,529
  =================================    ==============================    ===============================

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)



                                                                                               AIM V.I.
                                                           T. Rowe Price Growth Stock           Growth
                                                                   Subaccount                 Subaccount
                                                          ------------------------------    ---------------
                                                               2000           1999             2000 (1)
                                                          ------------------------------    ---------------
  Operations:
    Net investment income (loss)                           $   953,811      $  343,158         $   34,311
    Net realized capital gain (loss)                            92,490          62,452                (58)
    Net change in unrealized appreciation/depreciation
       of investments                                       (1,456,118)        896,595           (332,093)
                                                          ------------------------------    ---------------
  Increase (decrease) from operations                         (409,817)      1,302,205           (297,840)

  Contract transactions:
    Net contract purchase payments                           3,320,081       2,488,224            814,622
    Transfer payments from (to) other subaccounts or
       general account                                       1,944,316       1,508,607            721,840
    Contract terminations, withdrawals, and other
       deductions                                             (392,445)       (128,285)            (5,234)
                                                          ------------------------------    ---------------
  Increase (decrease) from contract transactions             4,871,952       3,868,546          1,531,228
                                                          ------------------------------    ---------------
  Net increase (decrease) in contract owners' equity         4,462,135       5,170,751          1,233,388

  Contract owners' equity:
    Beginning of period                                      8,693,268       3,522,517                  -
                                                          ------------------------------    ---------------
    End of period                                          $13,155,403      $8,693,268         $1,233,388
                                                          ==============================    ===============


(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.


See accompanying notes.


          AIM V.I.                                                   Alliance
          Growth &            AIM V.I.            Alliance           Premier           Alliance
           Income              Value               Growth             Growth          Technology
         Subaccount          Subaccount          Subaccount         Subaccount        Subaccount
       ----------------    ----------------    ---------------    ---------------   ---------------
           2000 (1)            2000 (1)            2000 (1)           2000 (1)          2000 (1)
       ----------------    ----------------    ---------------    ---------------   ---------------
        $     32,842        $     51,335        $    1,742        $     (7,955)     $     (7,824)
                (536)             (4,312)           (2,792)             (5,544)          (14,494)

            (252,322)           (205,376)          (81,320)           (473,759)         (572,053)
       -------------       -------------       -----------        ------------      ------------
            (220,016)           (158,353)          (82,370)           (487,258)         (594,371)


             963,370             614,112           327,601           1,264,644         1,282,631

             635,156             885,576           305,173           1,628,532           871,516

              (2,076)             (4,198)           (4,859)            (15,341)           (8,295)
       -------------       -------------       -----------        ------------      ------------
           1,596,450           1,495,490           627,915           2,877,835         2,145,852
       -------------       -------------       -----------        ------------      ------------
           1,376,434           1,337,137           545,545           2,390,577         1,551,481


                   -                   -                 -                   -                 -
       -------------       -------------       -----------        ------------      ------------
        $  1,376,434        $  1,337,137        $  545,545        $  2,390,577      $  1,551,481
       =============       =============       ===========        ============      ============

                      PFL Life Variable Annuity Account A -
                    Atlas Portfolio Builder Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                               The Dreyfus Socially          Janus Aspen
                                                                    Responsible              Aggressive
                                                                  Growth Fund, Inc.            Growth
                                                                     Subaccount              Subaccount
                                                                -----------------------    ----------------
                                                                      2000 (1)                 2000 (1)
                                                                -----------------------    ----------------
  Operations:
    Net investment income (loss)                                      $    1,193            $     50,150
    Net realized capital gain (loss)                                      (1,294)                (13,605)
    Net change in unrealized appreciation/depreciation
       of investments                                                    (34,381)             (1,000,425)
                                                                  --------------           -------------
    Increase (decrease) from operations                                  (34,482)               (963,880)

  Contract transactions:
     Net contract purchase payments                                      247,270               1,496,370
     Transfer payments from (to) other subaccounts or
       general account                                                   103,108               1,804,291
     Contract terminations, withdrawals, and other
       deductions                                                         (1,490)                (20,259)
                                                                  --------------           -------------
  Increase (decrease) from contract transactions                         348,888               3,280,402
                                                                  --------------           -------------
    Net increase (decrease) in contract owners' equity                   314,406               2,316,522

  Contract owners' equity:
    Beginning of period                                                        -                       -
                                                                  --------------           -------------
    End of period                                                     $  314,406            $  2,316,522
                                                                  ==============           =============


(1)  Commencement of operations, May 1, 2000.

(2)  Commencement of operations, October 9, 2000.



See accompanying notes.


                                                           Janus Aspen         Janus Aspen
                   Janus Aspen         Janus Aspen        International        World Wide
                    Balanced              Growth             Growth              Growth
                   Subaccount           Subaccount         Subaccount          Subaccount
                ------------------    ---------------    ----------------    ----------------
                    2000 (1)             2000 (1)           2000 (1)            2000 (2)
                ------------------    ---------------    ----------------    ----------------
                 $     26,994          $     39,558       $     27,524        $      (436)
                         (748)               (3,169)           (15,161)               (35)

                      (71,912)             (440,154)          (413,326)           (13,825)
                -------------         -------------      -------------       ------------
                      (45,666)             (403,765)          (400,963)           (14,296)


                    1,020,753             1,613,637          1,844,797            220,702

                      764,958             1,255,829            728,358             85,515

                      (14,413)               (8,140)            (6,609)               (30)
                -------------         -------------      -------------       ------------
                    1,771,298             2,861,326          2,566,546            306,187
                -------------         -------------      -------------       ------------
                    1,725,632             2,457,561          2,165,583            291,891


                            -                     -                  -                  -
                -------------         -------------      -------------       ------------
                 $  1,725,632          $  2,457,561       $  2,165,583        $   291,891
                =============         =============      =============       ============


                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                         Notes to Financial Statements

                               December 31, 2000




1. Organization and Summary of Significant Accounting Policies

Organization

The PFL Life Variable Annuity Account A (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of twenty-eight investment subaccounts, one of which is invested in the Atlas Balanced Growth Portfolio of the Atlas Insurance Trust, five of which are invested in specified portfolios of the Dreyfus Variable Investment Fund, two of which are invested in specified portfolios of the Federated Insurance Series, four of which are invested in specified portfolios of the WRL Series Fund, Inc., four of which are invested in specified portfolios of the Endeavor Series Trust, three of which are invested in specified portfolios of the AIM Variable Insurance Funds, three of which are invested in the specified portfolios of the Alliance Variable Products Series Fund, Inc.-Class B, one of which is invested in The Dreyfus Socially Responsible Growth Fund, Inc., and five of which are invested in the specified portfolios of the Janus Aspen Series-Service Shares (each a "Series Fund" and collectively the "Series Funds"). Activity in these twenty-eight subaccounts is available to contract owners of the Atlas Portfolio Builder Variable Annuity.

The WRL Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

Effective October 9, 2000, the Endeavor Value Equity Subaccount changed its name to the Capital Guardian Value Subaccount.

Effective March 1, 2001, PFL Life intends to change its name to Transamerica Life Insurance Company. PFL Life has indicated its intention to change the name of the PFL Life Variable Annuity Account A to Separate Account VA A, effective May 1, 2001.

Investments

Net purchase payments received by the Mutual Fund Account for Atlas Portfolio Builder Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2000.

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)




1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                              Number of     Net Asset Value       Market
                                             Shares Held       Per Share           Value          Cost
                                          ----------------------------------------------------------------
   Atlas Insurance Trust:
     Atlas Balanced Growth Portfolio        1,970,611.642       $10.68          $21,046,132    $21,656,590
   Dreyfus Variable Investment Fund:
     Dreyfus VIF Small Cap Portfolio          111,650.461        40.30            4,499,514      5,758,541
     Dreyfus VIF Appreciation
       Portfolio                              277,466.859        38.91           10,796,235     10,530,433
     Dreyfus VIF Disciplined Stock
       Portfolio                              673,342.227        24.19           16,288,148     16,293,455
     Dreyfus VIF Growth & Income
       Portfolio                              277,492.596        23.48            6,515,526      6,524,815
     Dreyfus VIF Quality Bond
       Portfolio                              389,847.469        11.39            4,440,363      4,388,877
   Federated Insurance Series:
     Federated Utility Fund II
       Portfolio                              295,248.165        12.44            3,672,887      4,145,100
     Federated High Income Bond
       Fund II Portfolio                      278,998.792         8.46            2,360,330      2,807,819
   WRL Series Fund, Inc.:
     WRL Janus Global Portfolio             1,033,967.090        23.97           24,784,191     32,679,401
     WRL Janus Growth Portfolio               985,935.017        47.34           46,674,164     67,477,540
     WRL VKAM Emerging Growth
       Portfolio                              583,688.360        29.66           17,312,197     23,853,720
     WRL Alger Aggressive Growth
       Portfolio                               29,393.266        19.56              574,932        814,964

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)




2. Investments (continued)

                                               Number of      Net Asset Value   Market Value
                                              Shares Held        Per Share                         Cost
                                          -----------------------------------------------------------------
   Endeavor Series Trust:
     Dreyfus Small Cap Value
       Portfolio                              104,111.034         $15.62        $  1,626,214   $  1,589,876
     Capital Guardian Value Portfolio          53,596.460          17.59             942,762      1,045,169
     T. Rowe Price Equity Income
       Portfolio                              278,963.593          19.52           5,445,369      5,436,281
     T. Rowe Price Growth Stock
       Portfolio                              513,480.677          25.62          13,155,375     13,390,767
   AIM Variable Insurance Funds:
     AIM V.I. Growth Fund                      49,692.677          24.82           1,233,372      1,565,465
     AIM V.I. Growth & Income Fund
                                               52,555.150          26.19           1,376,419      1,628,741
     AIM V.I. Value Fund                       48,961.645          27.31           1,337,143      1,542,519
   Alliance Variable Products Series
     Fund, Inc.-Class B:
     Alliance Growth Portfolio                 21,830.649          24.99             545,548        626,868
     Alliance Premier Growth
       Portfolio                               74,869.251          31.93           2,390,575      2,864,334
     Alliance Technology Portfolio             62,306.334          24.90           1,551,428      2,123,481
   The Dreyfus Socially Responsible
     Growth Fund, Inc.                          9,121.078          34.47             314,404        348,785
   Janus Aspen Series-Service Shares:
     Janus Aspen Aggressive Growth
       Portfolio                               64,399.764          35.97           2,316,460      3,316,885
     Janus Aspen Balanced Portfolio            69,218.511          24.93           1,725,617      1,797,529
     Janus Aspen Growth Portfolio              93,228.725          26.36           2,457,509      2,897,663
     Janus Aspen International
       Growth Portfolio                        70,678.629          30.64           2,165,593      2,578,919
     Janus Aspen World Wide
       Growth Portfolio                         7,938.306          36.77             291,892        305,717

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                  Period ended December 31
                                                         2000                                   1999
                                             ----------------------------           -------------------------------
                                              Purchases          Sales               Purchases              Sales
                                             -----------       ----------           -----------          ----------
 Atlas Insurance Trust:
  Atlas Balanced Growth Portfolio            $ 8,656,969       $1,043,868           $ 3,966,893          $2,443,031
 Dreyfus Variable Investment Fund:
  Dreyfus VIF Small Cap Portfolio              3,524,916          379,836               748,287             763,033
  Dreyfus VIF Appreciation Portfolio           2,357,647        3,184,516             7,368,897             642,869
  Dreyfus VIF Disciplined Stock
   Portfolio                                   4,733,084        2,019,232             8,420,695             876,208
  Dreyfus VIF Growth & Income Portfolio        1,997,755        1,042,862             2,866,294             792,763
  Dreyfus VIF Quality Bond Portfolio             953,791        2,164,102             2,138,848           1,661,743
 Federated Insurance Series:
  Federated Utility Fund II Portfolio          1,062,013        1,288,182             3,346,715             676,240
  Federated High Income Bond Fund II
   Portfolio                                     856,058        1,125,710             1,355,979             936,218
 WRL Series Fund, Inc.:
  WRL Janus Global Portfolio                  22,320,091        1,088,195             7,548,248             451,557
  WRL Janus Growth Portfolio                  29,792,357        2,657,385            33,386,613             406,673
  WRL VKAM Emerging Growth Portfolio          17,712,639        1,064,015             5,460,790             139,788
  WRL Alger Aggressive Growth Portfolio          825,558            9,189                     -                   -
 Endeavor Series Trust:
  Dreyfus Small Cap Value Portfolio              837,496          198,726               348,561             329,054
  Capital Guardian Value Portfolio               427,088          427,426               511,762             302,110
  T. Rowe Price Equity Income Portfolio        1,955,459        2,048,997             2,964,633             671,724
  T. Rowe Price Growth Stock Portfolio         6,414,809          589,143             4,598,003             386,285
 AIM Variable Insurance Funds:
  AIM V.I. Growth Fund                         1,599,467           33,944                     -                   -
  AIM V.I. Growth & Income Fund                1,683,526           54,249                     -                   -
  AIM V.I. Value Fund                          1,577,393           30,562                     -                   -
 Alliance Variable Products Series
  Fund, Inc.-Class B:
  Alliance Growth Portfolio                      652,193           22,533                     -                   -
  Alliance Premier Growth Portfolio            2,954,775           84,897                     -                   -
  Alliance Technology Portfolio                2,420,727          282,752                     -                   -

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                                                           Period ended December 31
                                                            2000                                         1999
                                             -----------------------------------     ----------------------------------------
                                                  Purchases           Sales                Purchases             Sales
                                             -----------------------------------     ----------------------------------------
 The Dreyfus Socially Responsible Growth          $  364,578         $ 14,499             $        -          $         -
 Janus Aspen Series-Service Shares:
  Janus Aspen Aggressive Growth Portfolio          3,506,951          176,461                      -                    -
  Janus Aspen Balanced Portfolio                   1,817,285           19,008                      -                    -
  Janus Aspen Growth Portfolio                     2,926,662           25,830                      -                    -
  Janus Aspen International Growth Portfolio       2,730,179          136,099                      -                    -
  Janus Aspen World Wide Growth Portfolio            306,035              283                      -                    -

3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                                                             Total
                                               Accumulation          Accumulation           Contract
                 Subaccount                    Units Owned           Units Value             Value
------------------------------------------------------------------------------------------------------------
 Atlas Balanced Growth                        15,771,118.212           $ 1.334475         $21,046,163
 Dreyfus VIF Small Cap                         3,697,123.171             1.217020           4,499,473
 Dreyfus VIF Appreciation                      7,731,018.402             1.396483          10,796,236
 Dreyfus VIF Disciplined Stock                12,209,394.998             1.334075          16,288,249
 Dreyfus VIF Growth & Income                   5,438,245.011             1.198098           6,515,550
 Dreyfus VIF Quality Bond                      3,844,443.925             1.155013           4,440,383
 Federated Utility Fund II                     3,252,501.676             1.129197           3,672,715
 Federated High Income Bond Fund II            2,531,424.524             0.932407           2,360,318
 WRL Janus Global                             14,744,626.116             1.680897          24,784,198
 WRL Janus Growth                              1,325,992.824            35.200197          46,675,209
 WRL VKAM Emerging Growth                      7,708,953.531             2.245771          17,312,544
 WRL Alger Aggressive Growth                     823,576.590             0.698100             574,939
 Dreyfus Small Cap Value                         651,714.008             2.495215           1,626,167
 Capital Guardian Value                          427,961.463             2.202884             942,749
 T. Rowe Price Equity Income                   2,332,370.051             2.334702           5,445,389
 T. Rowe Price Growth Stock                    4,290,376.976             3.066258          13,155,403
 AIM V.I. Growth                               1,680,147.745             0.734095           1,233,388
 AIM V.I. Growth & Income                        978,870.687             1.406145           1,376,434

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                                                                 Total
                                                 Accumulation Units    Accumulation Unit       Contract
                    Subaccount                          Owned                Value               Value
-------------------------------------------------------------------------------------------------------------
   AIM V.I. Value                                      979,482.906       $  1.365146          $  1,337,137
   Alliance Growth                                     670,014.330          0.814229               545,545
   Alliance Premier Growth                           3,041,991.796          0.785859             2,390,577
   Alliance Technology                               2,399,511.749          0.646582             1,551,481
   The Dreyfus Socially Responsible Growth             359,643.238          0.874215               314,406
   Janus Aspen Aggressive Growth                     3,437,470.793          0.673903             2,316,522
   Janus Aspen Balanced                              1,775,293.700          0.972026             1,725,632
   Janus Aspen Growth                                3,043,079.985          0.807590             2,457,561
   Janus Aspen International Growth                  2,748,641.776          0.787874             2,165,583
   Janus Aspen World Wide Growth                       328,777.428          0.887808               291,891

A summary of changes in contract owners' account units follows:

                                                                                  Dreyfus
                                     Atlas         Dreyfus                          VIF         Dreyfus VIF
                                    Balanced      VIF Small     Dreyfus VIF     Disciplined      Growth &
                                     Growth          Cap        Appreciation       Stock          Income
                                   Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                                  -------------------------------------------------------------------------
  Units outstanding at
     January 1, 1999                11,389,301     2,709,276      3,327,523       4,690,030      3,163,386
     Units purchased                   953,704       522,324      2,790,405       3,807,662      1,418,739
     Units redeemed and
       transferred                  (1,142,028)     (550,788)     2,183,462       1,779,817        224,424
                                  ------------------------------------------------------------------------
  Units outstanding at
     Decem-ber 31, 1999             11,200,977     2,680,812      8,301,390      10,277,509      4,806,549
     Units purchased                 3,069,750       809,351        743,876       2,082,264        803,055
     Units redeemed and
       transferred                   1,500,391       206,960     (1,314,248)       (150,378)      (171,359)
                                  ------------------------------------------------------------------------
  Units outstanding at
     Decem-ber 31, 2000             15,771,118     3,697,123      7,731,018      12,209,395      5,438,245
                                  ========================================================================

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)

3. Contract Owners' Equity (continued)

                                     Dreyfus       Federated      Federated
                                   VIF Quality      Utility      High Income     WRL Janus       WRL Janus
                                      Bond          Fund II     Bond Fund II       Global         Growth
                                   Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
                                  ------------------------------------------------------------------------
  Units outstanding at
     January 1, 1999                 4,940,301      1,492,268      2,819,024      3,285,526        242,873
     Units purchased                   728,673      1,166,440        528,445      2,698,195        424,330
     Units redeemed and
       transferred                    (480,062)       858,437       (316,499)     1,512,445        258,358
                                  ------------------------------------------------------------------------
  Units outstanding at
     December 31, 1999               5,188,912      3,517,145      3,030,970      7,496,166        925,561
     Units purchased                   446,298        257,726        401,888      4,788,528        345,000
     Units redeemed and
       transferred                  (1,790,766)      (522,369)      (901,433)     2,459,932         55,432
                                  ------------------------------------------------------------------------
  Units outstanding at
     December 31, 2000               3,844,444      3,252,502      2,531,425     14,744,626      1,325,993
                                  ========================================================================


                                       WRL
                                       VKAM        WRL Alger         Dreyfus         Capital        T. Rowe
                                     Emerging      Aggressive       Small Cap       Guardian     Price Equity
                                      Growth         Growth           Value           Value         Income
                                    Subaccount     Subaccount      Subaccount      Subaccount     Subaccount
                                   --------------------------------------------------------------------------
  Units outstanding at
     January 1, 1999                 1,179,123              -         509,101         433,207       1,698,142
     Units purchased                 1,531,806              -          55,748         132,948         569,135
     Units redeemed and
       transferred                     896,936              -         (97,665)        (60,018)        390,296
                                   --------------------------------------------------------------------------
  Units outstanding at
     December 31, 1999               3,607,865              -         467,184         506,137       2,657,573
     Units purchased                 2,910,489        413,456         115,899          43,612         233,308
     Units redeemed and
       transferred                   1,190,600        410,121          68,631        (121,788)       (558,511)
                                   --------------------------------------------------------------------------
  Units outstanding at
     December 31, 2000               7,708,954        823,577         651,714         427,961       2,332,370
                                   ==========================================================================

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                      T. Rowe
                                       Price                         AIM V.I.
                                       Growth        AIM V.I.        Growth &        AIM V.I.       Alliance
                                       Stock          Growth          Income           Value         Growth
                                    Subaccount      Subaccount      Subaccount      Subaccount     Subaccount
                                   ---------------------------------------------------------------------------
  Units outstanding at
     January 1, 1999                 1,358,408               -              -               -              -
     Units purchased                   933,441               -              -               -              -
     Units redeemed and
       transferred                     490,073               -              -               -              -
                                   -------------------------------------------------------------------------
  Units outstanding at
     December 31, 1999               2,781,922               -              -               -              -
     Units purchased                 1,046,609         886,981        590,012         406,064        358,743
     Units redeemed and
       transferred                     461,846         793,167        388,859         573,419        311,271
                                   -------------------------------------------------------------------------
  Units outstanding at
     December 31, 2000               4,290,377       1,680,148        978,871         979,483        670,014
                                   =========================================================================


                                                                     The Dreyfus         Janus
                                      Alliance                        Socially           Aspen         Janus
                                      Premier        Alliance        Responsible      Aggressive       Aspen
                                       Growth       Technology         Growth           Growth       Balanced
                                     Subaccount     Subaccount       Subaccount      Subaccount     Subaccount
                                    ---------------------------------------------------------------------------
  Units outstanding at
     December 31, 1999                       -               -               -                 -            -
     Units purchased                 1,343,216       1,443,994         252,634         1,650,828    1,050,661
     Units redeemed and
       transferred                   1,698,776         955,518         107,009         1,786,643      724,633
                                   --------------------------------------------------------------------------
  Units outstanding at
     December 31, 2000               3,041,992       2,399,512         359,643         3,437,471    1,775,294
                                   ==========================================================================

                                                   Janus Aspen      Janus Aspen
                                   Janus Aspen    International      World Wide
                                      Growth          Growth           Growth
                                    Subaccount      Subaccount       Subaccount
                                   --------------------------------------------
  Units outstanding at
     December 31, 1999                      -                -              -
     Units purchased                1,689,489        1,977,081        236,309
     Units redeemed and
       transferred                  1,353,591          771,561         92,468
                                  -------------------------------------------
  Units outstanding at
     December 31, 2000              3,043,080        2,748,642        328,777
                                  ===========================================

                     PFL Life Variable Annuity Account A -
                   Atlas Portfolio Builder Variable Annuity

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charge

PFL Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owner's account as a charge for assuming certain mortality and expense risks. PFL Life also deducts a daily charge equal to an annual rate of 0.15% of the contract owner's account for administrative expenses.

5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement. Note 4.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc.
                    Note 1.

            (a)(1) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Mutual Fund Account and AFSG Securities Corporation. Note. 4.

          (3)(a)(2) Termination of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and or the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 5.

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 4.

          (4) Form of Policy for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (5) Form of Application for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (6)  (a)  Articles of Incorporation of PFL Life
                    Insurance Company.  Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Atlas Insurance Trust. Note 4.

          (8)  (b)  Participation Agreement by and between PFL
                    Life Insurance Company and Dreyfus Variable
                    Investment Fund.  Note 1.

          (8)  (c) (1) Participation Agreement by and between PFL
                       Life Insurance Company and the Endeavor
                       Series Trust.
                       Note 2.

               (c) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (c) (3) Amendment to Schedule A of the Participation
                       Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 8

          (8)  (d)     Participation Agreement by and between PFL
                       Life Insurance Company and Federated
                       Insurance Series.
                       Note 3.

          (8)  (e) (1) Participation Agreement by and between PFL
                       Life Insurance Company and WRL Series Funds,
                       Inc., and addendums thereof.
                       Note 4.

               (e) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (e) (3) Amendment No. 12 to Participation Agreement among WRL
                       Series Fund, Inc., PFL Life Insurance Company, AUSA Life
                       Insurance Company, Inc., and Peoples Benefit Life
                       Insurance Company. Note 6

          (8)  (f)     Participation Agreement by and among AIM Variable
                       Insurance Funds, Inc., PFL Life Insurance Company, and
                       AFSG Securities Corporation. Note 7

          (8)  (f) (1) Amendment No. 4 to Participation Agreement by and among
                       AIM Variable Insurance Funds, Inc., PFL Life Insurance
                       Company, AFSG Securities Corporation. Note 7

          (8)  (g)     Participation Agreement by and among Alliance Variable
                       Products Series Fund, Inc., PFL Life Insurance Company,
                       AFSG Securities Corporation. Note 7

          (8)  (h)     Participation Agreement by and among Janus Aspen Series
                       and PFL Life Insurance Company. Note 7

          (8)  (h) (1) Amendment No. 2 to Participation Agreement by and
                       between Janus Aspen Series and PFL Life Insurance
                       Company. Note 8

          (9)       Opinion and Consent of Counsel.  Note 3.

          (10) (a)  Consent of Independent Auditors.  Note 9.

               (b)  Opinion and Consent of Actuary.  Note 4.

          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations.  Note 5.

          (14)      Powers of Attorney. Note 1. (Patrick S. Baird, Craig D.
                    Vermie, William L. Busler, Douglas C. Kolsrud, Robert J.
                    Kontz, Brenda K. Clancy.) Note 5. Larry N. Norman
                    Note 9. Bart Herbert, Jr.


          ------------------------

          Note 1. Filed with initial Registration Statement on Form N-4 (File No. 333-26209) on April 30, 1997.


          Note 2. Incorporated by reference to the Endeavor Series Trust Post-Effective Amendment #14, Exhibit No. 6, (File No. 33-27352), filed on April 29, 1996.


          Note 3. Filed with Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on July 28, 1997.


          Note 4. Filed with Post-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on April 29, 1998.


          Note 5. Filed with Post-Effective Amendment No. 2 on Form N-4 (File No. 333-26209) on April 28, 1999.


          Note 6. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.


          Note 7. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.


          Note 8. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-26209) on October 3, 2000.

          Note 9.   Filed herewith.

Item 25.               Directors and Officers of the Depositor

                                         Principal Positions
Name and                                 and Offices with
Business Address                         Depositor
----------------                         ---------

Larry N. Norman                          Director and President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa
52499-0001

Patrick S. Baird                         Director, Senior Vice President and
4333 Edgewood Road N.E.                  Chief Operating Officer
Cedar Rapids, Iowa
52499-0001

Craig D. Vermie                          Director, Vice President, Secretary
4333 Edgewood Road N.E.                  and General Counsel
Cedar Rapids, Iowa
52499-0001

Douglas C. Kolsrud                       Director, Senior Vice President Chief
4333 Edgewood Road N.E.                  Investment Officer and Corporate
Cedar Rapids, Iowa                       Actuary
52499-0001

Bart Herbert, Jr.                        Director, Executive Vice President
4333 Edgewood Road N.E.                  and Chairman of the Board
Cedar Rapids, Iowa
52499-0001

Robert J. Kontz                          Vice President and Corporate
4333 Edgewood Road N.E.                  Controller
Cedar Rapids, Iowa
52499-0001

Brenda K. Clancy                         Vice President, Treasurer and
4333 Edgewood Road N.E.                  Chief Financial Officer
Cedar Rapids, Iowa
52499-0001


Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.


                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation



COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America



Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,     Illinois         100% TCFC                        Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsursnce
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

Item 27.  Number of Contract Owners.

          As of December 31, 2000, there were 6,727 Owners of the Policies.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:


Larry N. Norman                        Ann Spaes
Director and President                 Director and Vice President

Frank A. Camp                          Darin Smith
Secretary                              Assistant Vice President and Assistant
                                       Secretary

Lisa Wachendorf                        Linda Gilmer
Director, Vice President and           Treasurer/Controller
Chief Compliance Officer

Thomas R. Moriarty                     Robert Warner
Vice President                         Assistant Compliance Officer

Priscilla Hechler                      Emily Bates
Assistant Vice President and           Assistant Treasurer
Assistant Secretary

Thomas Pierpar                         Clifton Flenniken
Assistant Vice President and           Assistant Treasurer
Assistant Secretary


--------------------

The principal business address of each person listed is ASFG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $7,321,636.83, $5,583,369.34 from the Registrant for the years ending December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), Separate Account VA A (formerly PFL Life Variable Annuity Account A), Separate Account VA C (formerly PFL Life Variable Annuity Account C), Separate Account VA D (formerly PFL Life Variable Annuity Account D), Separate Account VA E (formerly PFL Life Variable Annuity Account E), Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.


Item 30.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company (formerly PFL Life Insurance Company) at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company (formerly PFL Life Insurance Company) hereby represents that the fees and changes deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

Section 403(b) Representations
------------------------------

Transamerica represents that it is relying on a no-action letter dated
November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26 day of April, 2001.

                                    SEPARATE ACCOUNT VA A
                                    (formerly PFL Life Variable Annuity
                                    Account A)

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    (formerly PFL Life Insurance Company)
                                    Depositor


                                                   *
                                    --------------------------------
                                    Larry N.Norman
                                    President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                         Title                                 Date
----------                         -----                                 ----

         *                       Director
---------------------                                                ------- , 2001
Patrick S. Baird


/s/ Craig D. Vermie              Director
---------------------                                                April 26, 2001
Craig D. Vermie


         *                       Director                            ------- , 2001
---------------------            (Principal Executive Officer)
Larry N. Norman

         *                       Director
---------------------                                                ------- , 2001
Bart Herbert, Jr.

         *                       Director
---------------------                                                ------- , 2001
Douglas C. Kolsrud

         *                       Vice President and
---------------------            Corporate Controller                ------- , 2001
Robert J. Kontz


         *                       Treasurer
---------------------                                                ------- , 2001
Brenda K. Clancy



--------------
* Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                       333-26209



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                             SEPARATE ACCOUNT VA A
                (FORMERLY PFL LIFE VARIABLE ANNUITY ACCOUNT A)

                                _______________

                                 EXHIBIT INDEX
                                 -------------



Exhibit No.                      Description of Exhibit                       Page No.*
-----------                      ----------------------                       --------

(10)(a)                      Consent of Independent Auditors

(14)                         Powers of Attorney




---------------
* Page numbers included only in manually executed original.